Quarterly Holdings Report
for
VIP Investment Grade Bond II Portfolio
March 31, 2023
VIGBI-NPRT1-0523
1.9905668.100
Nonconvertible Bonds - 28.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
1.65% 2/1/28	284,000	249,507
2.25% 2/1/32	467,000	381,789
2.55% 12/1/33	1,877,000	1,509,765
2.75% 6/1/31	509,000	438,669
2.95% 7/15/26	219,000	206,379
3.3% 2/1/52	484,000	348,213
3.5% 6/1/41	261,000	205,979
3.5% 9/15/53	864,000	627,305
3.55% 9/15/55	1,880,000	1,349,480
3.65% 6/1/51	400,000	302,974
3.65% 9/15/59	1,076,000	768,904
3.8% 2/15/27	247,000	239,289
3.8% 12/1/57	1,915,000	1,421,715
4.35% 6/15/45	175,000	149,953
4.5% 3/9/48	224,000	193,821
4.65% 6/1/44	216,000	193,139
Orange SA 5.5% 2/6/44	82,000	85,625
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	367,000	355,075
5.213% 3/8/47	180,000	157,481
7.045% 6/20/36	71,000	78,417
Verizon Communications, Inc.:
1.5% 9/18/30	110,000	89,065
1.68% 10/30/30	92,000	74,260
2.1% 3/22/28	751,000	669,007
2.355% 3/15/32	1,607,000	1,318,380
2.55% 3/21/31	2,142,000	1,824,751
2.987% 10/30/56	2,392,000	1,555,570
3% 3/22/27	163,000	154,858
3.55% 3/22/51	299,000	228,124
4.125% 3/16/27	192,000	190,299
4.272% 1/15/36	666,000	617,800
4.329% 9/21/28	419,000	414,203
4.4% 11/1/34	103,000	97,898
4.75% 11/1/41	27,000	26,021
4.862% 8/21/46	934,000	889,365
5.012% 4/15/49	67,000	64,815
5.012% 8/21/54	344,000	328,841
		17,806,736
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	286,000	248,228
2.65% 1/13/31	435,000	384,353
2.75% 9/1/49	286,000	198,907
3.5% 5/13/40	187,000	158,960
3.6% 1/13/51	186,000	151,130
3.7% 10/15/25	192,000	188,887
3.8% 3/22/30	2,891,000	2,787,217
3.8% 5/13/60	187,000	153,527
4.7% 3/23/50	1,046,000	1,022,564
5.4% 10/1/43	106,000	111,701
6.15% 3/1/37	108,000	120,298
6.15% 2/15/41	288,000	323,113
		5,848,885
Interactive Media & Services - 0.0%
Alphabet, Inc.:
0.45% 8/15/25	204,000	187,110
1.1% 8/15/30	404,000	330,728
1.998% 8/15/26	63,000	59,010
2.05% 8/15/50	404,000	256,789
Baidu, Inc. 3.425% 4/7/30	334,000	302,684
		1,136,321
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	701,000	564,280
3.5% 6/1/41	924,000	634,097
3.7% 4/1/51	243,000	155,515
3.85% 4/1/61	2,000,000	1,246,972
3.9% 6/1/52	4,000,000	2,644,104
4.2% 3/15/28	302,000	285,828
4.4% 4/1/33	318,000	282,197
4.8% 3/1/50	6,000,000	4,573,160
4.908% 7/23/25	704,000	696,974
5.05% 3/30/29	167,000	161,134
5.125% 7/1/49	339,000	268,340
5.25% 4/1/53	318,000	257,718
5.375% 5/1/47	2,438,000	2,011,468
5.5% 4/1/63	318,000	258,051
5.75% 4/1/48	143,000	123,407
6.384% 10/23/35	369,000	367,604
6.484% 10/23/45	474,000	449,066
6.834% 10/23/55	3,000,000	2,914,652
Comcast Corp.:
1.5% 2/15/31	390,000	313,163
1.95% 1/15/31	70,000	58,246
2.35% 1/15/27	653,000	608,257
2.45% 8/15/52	390,000	243,677
2.65% 2/1/30	216,000	192,419
2.8% 1/15/51	224,000	151,272
3.15% 3/1/26	137,000	132,853
3.3% 2/1/27	327,000	315,372
3.375% 8/15/25	376,000	367,273
3.4% 4/1/30	200,000	186,987
3.45% 2/1/50	204,000	157,556
3.7% 4/15/24	284,000	280,612
3.75% 4/1/40	160,000	137,343
3.9% 3/1/38	135,000	120,837
3.969% 11/1/47	143,000	120,209
4% 3/1/48	329,000	278,363
4.15% 10/15/28	517,000	511,429
4.65% 7/15/42	319,000	303,323
Discovery Communications LLC:
3.625% 5/15/30	765,000	678,407
4% 9/15/55	314,000	208,230
4.65% 5/15/50	1,508,000	1,153,472
5.2% 9/20/47	230,000	190,548
Fox Corp.:
4.03% 1/25/24	288,000	284,867
4.709% 1/25/29	515,000	510,463
5.476% 1/25/39	331,000	316,918
5.576% 1/25/49	406,000	387,941
Magallanes, Inc.:
3.428% 3/15/24 (b)	513,000	501,185
3.638% 3/15/25 (b)	281,000	271,428
3.755% 3/15/27 (b)	853,000	803,294
4.054% 3/15/29 (b)	190,000	176,725
4.279% 3/15/32 (b)	4,437,000	3,961,340
5.05% 3/15/42 (b)	692,000	578,813
5.141% 3/15/52 (b)	7,416,000	6,008,691
Time Warner Cable LLC:
4.5% 9/15/42	418,000	321,004
5.5% 9/1/41	214,000	184,906
5.875% 11/15/40	188,000	170,391
6.55% 5/1/37	2,538,000	2,501,689
7.3% 7/1/38	585,000	607,020
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	140,000	129,247
3% 7/30/46	123,000	90,377
3.15% 9/17/25	260,000	251,396
4.125% 6/1/44	156,000	140,686
		42,802,796
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
2.9% 11/15/26	69,000	64,707
3.2% 3/15/27 (b)	594,000	558,881
3.625% 12/15/25	55,000	52,956
3.7% 11/15/49	167,000	122,461
3.8% 3/15/32 (b)	1,320,000	1,184,634
4.1% 10/1/23	132,000	131,011
5.45% 10/1/43	158,000	148,893
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	412,000	365,565
2.25% 11/15/31	5,000,000	4,093,941
3.3% 2/15/51	412,000	292,955
3.5% 4/15/25	241,000	234,305
3.75% 4/15/27	997,000	958,389
3.875% 4/15/30	1,339,000	1,256,402
4.375% 4/15/40	396,000	354,903
4.5% 4/15/50	723,000	629,655
Vodafone Group PLC:
5.125% 6/19/59	180,000	164,380
5.25% 5/30/48	655,000	631,900
		11,245,938
TOTAL COMMUNICATION SERVICES		78,840,676
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
American Honda Finance Corp. 3.55% 1/12/24	669,000	661,058
General Motors Co.:
5% 10/1/28	189,000	186,223
5.2% 4/1/45	117,000	98,553
5.95% 4/1/49	173,000	160,635
6.6% 4/1/36	160,000	164,721
6.75% 4/1/46	196,000	198,182
6.8% 10/1/27	364,000	384,948
General Motors Financial Co., Inc.:
3.85% 1/5/28	192,000	179,719
4% 1/15/25	169,000	164,714
4% 10/6/26	101,000	96,624
4.25% 5/15/23	261,000	260,528
4.3% 7/13/25	340,000	332,022
4.35% 1/17/27	219,000	212,251
5.65% 1/17/29	587,000	593,948
Toyota Motor Corp.:
0.681% 3/25/24	760,000	728,025
2.358% 7/2/24	170,000	165,189
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	627,000	625,203
		5,212,543
Broadline Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	572,000	470,087
3.15% 2/9/51	589,000	381,120
Kohl's Corp.:
4.25% 7/17/25	100,000	93,125
9.5% 5/15/25	43,000	43,968
Macy's Retail Holdings LLC 4.3% 2/15/43	130,000	80,048
Nordstrom, Inc.:
4% 3/15/27	124,000	104,787
5% 1/15/44	55,000	34,588
		1,207,723
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	66,000	53,934
Duke University 2.832% 10/1/55	128,000	89,229
George Washington University:
4.126% 9/15/48	192,000	172,236
4.3% 9/15/44	55,000	50,512
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	127,000	122,666
4.3% 2/21/48	136,000	116,122
Massachusetts Institute of Technology:
2.989% 7/1/50	128,000	98,144
3.885% 7/1/2116	78,000	61,453
3.959% 7/1/38	130,000	124,065
Northwestern University:
3.662% 12/1/57	152,000	122,652
4.643% 12/1/44	92,000	90,188
President and Fellows of Harvard College:
3.3% 7/15/56	133,000	104,144
3.619% 10/1/37	27,000	23,952
Rice University 3.774% 5/15/55	50,000	43,650
Trustees of Princeton Univ. 5.7% 3/1/39	27,000	30,152
University Notre Dame du Lac 3.438% 2/15/45	91,000	75,575
University of Chicago 3% 10/1/52	173,000	127,307
University of Southern California:
2.945% 10/1/51	314,000	223,796
5.25% 10/1/2111	55,000	57,103
		1,786,880
Hotels, Restaurants & Leisure - 0.1%
Expedia, Inc. 3.25% 2/15/30	237,000	205,384
McDonald's Corp.:
3.3% 7/1/25	165,000	161,571
3.5% 7/1/27	475,000	460,054
3.6% 7/1/30	448,000	424,901
3.7% 1/30/26	463,000	455,052
Metropolitan Museum of Art 3.4% 7/1/45	82,000	66,781
Starbucks Corp. 3.85% 10/1/23	51,000	50,674
		1,824,417
Household Durables - 0.0%
Lennar Corp. 4.75% 11/29/27	217,000	214,713
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	552,000	532,311
Specialty Retail - 0.4%
AutoNation, Inc.:
3.85% 3/1/32	2,004,000	1,706,650
4.75% 6/1/30	96,000	90,238
AutoZone, Inc.:
3.125% 7/15/23	105,000	104,220
3.25% 4/15/25	110,000	106,282
3.625% 4/15/25	461,000	449,276
3.75% 6/1/27	159,000	153,813
4% 4/15/30	996,000	946,108
Lowe's Companies, Inc.:
1.3% 4/15/28	220,000	189,024
1.7% 10/15/30	334,000	270,051
3.35% 4/1/27	85,000	81,481
3.65% 4/5/29	294,000	278,350
3.7% 4/15/46	96,000	73,357
3.75% 4/1/32	899,000	830,091
4.05% 5/3/47	315,000	254,227
4.25% 4/1/52	1,065,000	873,933
4.45% 4/1/62	1,098,000	896,230
4.5% 4/15/30	811,000	801,447
O'Reilly Automotive, Inc.:
3.85% 6/15/23	77,000	76,645
4.2% 4/1/30	148,000	142,324
The Home Depot, Inc.:
2.375% 3/15/51	180,000	113,280
2.5% 4/15/27	333,000	312,591
2.8% 9/14/27	137,000	129,702
2.95% 6/15/29	574,000	530,364
3% 4/1/26	275,000	266,592
3.125% 12/15/49	183,000	135,238
3.3% 4/15/40	167,000	138,838
3.75% 2/15/24	184,000	182,206
3.9% 12/6/28	158,000	155,621
3.9% 6/15/47	235,000	201,860
4.2% 4/1/43	43,000	38,942
4.25% 4/1/46	90,000	82,003
4.5% 12/6/48	205,000	193,005
4.875% 2/15/44	79,000	78,258
5.875% 12/16/36	405,000	451,557
		11,333,804
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	171,000	165,462
2.85% 3/27/30	165,000	151,653
3.25% 3/27/40	334,000	281,549
3.375% 11/1/46	123,000	101,230
3.375% 3/27/50	165,000	135,908
Tapestry, Inc. 3.05% 3/15/32	80,000	64,990
		900,792
TOTAL CONSUMER DISCRETIONARY		23,013,183
CONSUMER STAPLES - 1.8%
Beverages - 1.0%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	10,000,000	9,773,124
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	158,000	149,247
4.7% 2/1/36	1,297,000	1,291,585
4.9% 2/1/46	1,943,000	1,898,918
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	465,000	438,412
4.35% 6/1/40	443,000	411,334
4.439% 10/6/48	203,000	185,221
4.5% 6/1/50	628,000	588,267
4.6% 4/15/48	514,000	484,971
4.6% 6/1/60	465,000	432,009
4.75% 4/15/58	722,000	679,764
5.45% 1/23/39	589,000	618,423
5.55% 1/23/49	2,509,000	2,689,817
5.8% 1/23/59 (Reg. S)	1,804,000	1,979,931
8.2% 1/15/39	77,000	100,487
Constellation Brands, Inc.:
3.5% 5/9/27	274,000	263,467
3.7% 12/6/26	207,000	200,120
5.25% 11/15/48	199,000	191,906
Diageo Capital PLC:
1.375% 9/29/25	380,000	351,027
2% 4/29/30	407,000	346,758
2.125% 4/29/32	367,000	304,522
Dr. Pepper Snapple Group, Inc. 3.8% 5/1/50	87,000	69,354
Molson Coors Beverage Co.:
3% 7/15/26	1,419,000	1,339,850
4.2% 7/15/46	363,000	296,839
5% 5/1/42	1,644,000	1,551,964
PepsiCo, Inc.:
1.4% 2/25/31	430,000	353,960
1.625% 5/1/30	1,184,000	1,001,779
2.375% 10/6/26	185,000	174,474
3% 10/15/27	499,000	477,985
3.6% 8/13/42	82,000	71,602
3.875% 3/19/60	167,000	146,984
4.25% 10/22/44	165,000	153,756
4.45% 4/14/46	159,000	158,162
The Coca-Cola Co.:
1.375% 3/15/31	334,000	272,415
1.45% 6/1/27	230,000	208,819
1.65% 6/1/30	230,000	194,654
2.5% 6/1/40	230,000	176,417
2.5% 3/15/51	167,000	117,136
2.6% 6/1/50	230,000	164,658
2.75% 6/1/60	230,000	163,432
3.375% 3/25/27	713,000	700,851
3.45% 3/25/30	436,000	419,152
		31,593,553
Food & Staples Retailing - 0.0%
Dollar Tree, Inc. 4% 5/15/25	219,000	214,936
Sysco Corp.:
3.3% 7/15/26	90,000	86,443
3.3% 2/15/50	387,000	276,505
3.75% 10/1/25	156,000	151,846
6.6% 4/1/40	270,000	297,762
Walmart, Inc. 3.4% 6/26/23	257,000	256,139
		1,283,631
Food Products - 0.3%
Campbell Soup Co. 4.8% 3/15/48	384,000	357,295
General Mills, Inc.:
2.875% 4/15/30	289,000	258,774
3% 2/1/51	168,000	122,503
4.2% 4/17/28	472,000	466,889
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	1,107,000	983,016
3% 5/15/32 (b)	991,000	776,161
3.625% 1/15/32 (b)	381,000	315,838
5.125% 2/1/28 (b)	1,205,000	1,163,705
5.5% 1/15/30 (b)	159,000	151,788
5.75% 4/1/33 (b)	2,485,000	2,373,175
Kraft Heinz Foods Co.:
3.875% 5/15/27	1,001,000	977,324
4.375% 6/1/46	500,000	434,847
		8,381,315
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	274,000	270,030
Kimberly-Clark Corp.:
1.05% 9/15/27	579,000	506,942
2.4% 6/1/23	219,000	217,860
3.1% 3/26/30	116,000	107,350
3.2% 7/30/46	69,000	53,423
3.95% 11/1/28	234,000	231,465
Procter & Gamble Co.:
1% 4/23/26	315,000	288,168
1.95% 4/23/31	500,000	431,774
2.85% 8/11/27	123,000	117,281
3% 3/25/30	272,000	255,075
3.1% 8/15/23	274,000	273,073
		2,752,441
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	467,000	391,945
Tobacco - 0.4%
Altria Group, Inc.:
3.8% 2/14/24	127,000	125,067
3.875% 9/16/46	274,000	197,046
4.25% 8/9/42	963,000	753,971
4.5% 5/2/43	466,000	372,615
4.8% 2/14/29	491,000	487,090
5.375% 1/31/44	422,000	386,067
5.8% 2/14/39	256,000	249,921
5.95% 2/14/49	452,000	427,525
BAT Capital Corp.:
3.222% 8/15/24	282,000	273,478
3.557% 8/15/27	580,000	539,186
4.39% 8/15/37	298,000	243,065
4.54% 8/15/47	459,000	341,831
4.758% 9/6/49	334,000	256,156
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	1,945,000	1,882,586
6.125% 7/27/27 (b)	1,309,000	1,342,038
Philip Morris International, Inc.:
2.125% 5/10/23	85,000	84,698
2.75% 2/25/26	103,000	97,600
3.6% 11/15/23	101,000	99,891
3.875% 8/21/42	132,000	104,723
4.125% 3/4/43	274,000	223,291
4.875% 11/15/43	165,000	149,776
6.375% 5/16/38	40,000	43,732
Reynolds American, Inc.:
4.45% 6/12/25	488,000	479,184
4.85% 9/15/23	49,000	48,875
5.7% 8/15/35	153,000	144,649
5.85% 8/15/45	116,000	104,581
6.15% 9/15/43	502,000	475,264
7.25% 6/15/37	570,000	619,816
		10,553,722
TOTAL CONSUMER STAPLES		54,956,607
ENERGY - 2.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	659,000	535,205
5.125% 9/15/40	55,000	53,385
Halliburton Co.:
2.92% 3/1/30	264,000	235,144
3.8% 11/15/25	14,000	13,711
4.85% 11/15/35	270,000	259,525
5% 11/15/45	207,000	188,434
7.45% 9/15/39	41,000	47,509
		1,332,913
Oil, Gas & Consumable Fuels - 2.6%
Apache Corp. 5.1% 9/1/40	82,000	69,495
Boardwalk Pipelines LP 4.95% 12/15/24	130,000	129,217
BP Capital Markets PLC 3.279% 9/19/27	349,000	335,857
Canadian Natural Resources Ltd.:
3.8% 4/15/24	852,000	837,631
3.9% 2/1/25	51,000	49,943
4.95% 6/1/47	175,000	158,152
5.85% 2/1/35	644,000	643,060
6.25% 3/15/38	188,000	196,511
Cenovus Energy, Inc.:
2.65% 1/15/32	196,000	161,748
5.4% 6/15/47	258,000	239,858
6.75% 11/15/39	25,000	26,598
Chevron Corp. 1.141% 5/11/23	214,000	213,173
Columbia Pipeline Group, Inc. 4.5% 6/1/25	259,000	255,682
ConocoPhillips Co.:
5.95% 3/15/46	165,000	181,780
6.5% 2/1/39	206,000	239,400
DCP Midstream Operating LP:
5.125% 5/15/29	1,257,000	1,237,372
5.6% 4/1/44	154,000	146,527
6.45% 11/3/36 (b)	311,000	322,551
6.75% 9/15/37 (b)	1,205,000	1,307,100
Devon Energy Corp.:
5% 6/15/45	456,000	405,181
5.6% 7/15/41	79,000	75,666
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	334,000	252,122
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	445,000	432,151
Enbridge, Inc.:
3.5% 6/10/24	77,000	75,366
4% 10/1/23	353,000	350,347
4.25% 12/1/26	223,000	219,054
5.5% 12/1/46	397,000	384,293
Energy Transfer LP:
3.75% 5/15/30	750,000	692,108
3.9% 5/15/24 (c)	166,000	162,507
3.9% 7/15/26	206,000	198,115
4.2% 9/15/23	149,000	148,454
4.5% 4/15/24	158,000	156,103
4.95% 6/15/28	767,000	761,683
5% 5/15/50	3,892,000	3,321,932
5.15% 3/15/45	219,000	190,655
5.25% 4/15/29	258,000	257,005
5.3% 4/1/44	159,000	140,672
5.4% 10/1/47	420,000	373,348
5.8% 6/15/38	523,000	513,273
6% 6/15/48	923,000	881,980
6.125% 12/15/45	120,000	115,997
6.25% 4/15/49	257,000	254,617
Enterprise Products Operating LP:
3.3% 2/15/53	104,000	75,235
3.7% 2/15/26	652,000	636,619
3.95% 2/15/27	710,000	693,239
4.2% 1/31/50	163,000	138,296
4.25% 2/15/48	547,000	466,101
4.8% 2/1/49	201,000	184,372
4.85% 8/15/42	69,000	64,323
4.85% 3/15/44	137,000	127,176
4.9% 5/15/46	117,000	107,882
5.7% 2/15/42	55,000	56,318
7.55% 4/15/38	55,000	64,281
EOG Resources, Inc. 4.15% 1/15/26	154,000	152,503
Equinor ASA:
2.375% 5/22/30	316,000	279,087
3.125% 4/6/30	274,000	256,923
3.625% 9/10/28	331,000	322,187
3.7% 3/1/24	100,000	98,844
3.7% 4/6/50	438,000	368,274
5.1% 8/17/40	55,000	56,695
Exxon Mobil Corp.:
1.571% 4/15/23	1,001,000	999,499
3.043% 3/1/26	228,000	221,293
3.452% 4/15/51	114,000	90,769
3.482% 3/19/30	2,355,000	2,250,108
3.567% 3/6/45	182,000	150,870
Hess Corp.:
3.5% 7/15/24	104,000	101,589
4.3% 4/1/27	614,000	599,341
5.6% 2/15/41	2,043,000	1,969,342
5.8% 4/1/47	117,000	114,608
7.125% 3/15/33	126,000	139,686
7.3% 8/15/31	168,000	187,234
7.875% 10/1/29	551,000	618,863
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	55,000	54,624
4.25% 9/1/24	411,000	406,243
4.7% 11/1/42	104,000	89,069
5% 3/1/43	27,000	23,619
5.5% 3/1/44	192,000	180,414
5.625% 9/1/41	27,000	25,620
6.55% 9/15/40	140,000	143,992
Kinder Morgan, Inc.:
4.3% 3/1/28	273,000	268,255
5.2% 3/1/48	241,000	215,686
5.3% 12/1/34	234,000	229,650
5.55% 6/1/45	573,000	541,972
Magellan Midstream Partners LP:
4.25% 9/15/46	151,000	120,115
5% 3/1/26	82,000	82,691
Marathon Oil Corp. 5.2% 6/1/45	137,000	119,170
Marathon Petroleum Corp.:
4.5% 4/1/48	160,000	131,039
4.7% 5/1/25	601,000	599,797
6.5% 3/1/41	27,000	28,804
MPLX LP:
4.125% 3/1/27	259,000	251,063
4.7% 4/15/48	535,000	449,213
4.8% 2/15/29	393,000	389,344
4.875% 12/1/24	344,000	341,879
4.95% 9/1/32	2,488,000	2,433,174
5.2% 3/1/47	168,000	150,490
5.5% 2/15/49	662,000	615,751
Occidental Petroleum Corp.:
6.2% 3/15/40	214,000	215,156
6.45% 9/15/36	578,000	607,727
6.6% 3/15/46	717,000	753,843
7.5% 5/1/31	964,000	1,063,196
ONEOK, Inc.:
4.45% 9/1/49	160,000	124,236
4.95% 7/13/47	160,000	134,067
5.2% 7/15/48	83,000	71,731
Ovintiv, Inc. 6.5% 2/1/38	244,000	243,385
Petroleos Mexicanos:
4.5% 1/23/26	668,000	613,224
5.95% 1/28/31	457,000	347,731
6.35% 2/12/48	1,658,000	1,025,888
6.49% 1/23/27	481,000	436,508
6.5% 3/13/27	607,000	548,485
6.5% 1/23/29	698,000	596,790
6.7% 2/16/32	634,000	502,635
6.75% 9/21/47	1,520,000	982,300
6.84% 1/23/30	2,319,000	1,917,581
6.95% 1/28/60	989,000	634,320
7.69% 1/23/50	2,036,000	1,426,422
8.75% 6/2/29	15,000,000	13,866,000
Phillips 66 Co.:
3.85% 4/9/25	77,000	75,321
4.875% 11/15/44	27,000	25,263
5.875% 5/1/42	260,000	275,457
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	166,000	148,412
3.6% 11/1/24	371,000	361,505
4.65% 10/15/25	336,000	332,319
4.9% 2/15/45	52,000	41,667
6.65% 1/15/37	77,000	78,625
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,002,000	966,553
Shell International Finance BV 3.5% 11/13/23	192,000	190,333
Spectra Energy Partners LP:
3.375% 10/15/26	447,000	423,471
4.75% 3/15/24	132,000	131,051
Suncor Energy, Inc.:
4% 11/15/47	137,000	109,496
6.8% 5/15/38	232,000	254,839
6.85% 6/1/39	55,000	60,016
The Williams Companies, Inc.:
3.5% 11/15/30	1,068,000	967,290
3.75% 6/15/27	640,000	614,071
3.9% 1/15/25	250,000	245,113
4.3% 3/4/24	684,000	676,976
4.5% 11/15/23	220,000	219,102
4.55% 6/24/24	1,831,000	1,817,646
4.65% 8/15/32	2,571,000	2,478,071
4.85% 3/1/48	231,000	203,955
5.3% 8/15/52	581,000	548,510
5.75% 6/24/44	52,000	50,852
Total Capital International SA:
3.127% 5/29/50	98,000	72,650
3.455% 2/19/29	585,000	557,900
3.461% 7/12/49	179,000	141,813
3.75% 4/10/24	55,000	54,629
TransCanada PipeLines Ltd.:
4.75% 5/15/38	288,000	267,030
4.875% 1/15/26	137,000	136,565
4.875% 5/15/48	135,000	121,641
5.1% 3/15/49	96,000	89,241
6.1% 6/1/40	184,000	189,861
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	288,000	260,821
3.95% 5/15/50	572,000	454,749
4.45% 8/1/42	212,000	185,698
4.6% 3/15/48	110,000	96,568
Valero Energy Corp. 6.625% 6/15/37	149,000	162,962
Western Gas Partners LP:
3.95% 6/1/25	109,000	104,321
4.5% 3/1/28	251,000	236,944
4.65% 7/1/26	1,137,000	1,098,979
4.75% 8/15/28	145,000	138,027
		78,375,053
TOTAL ENERGY		79,707,966
FINANCIALS - 14.0%
Banks - 7.0%
Banco Santander SA:
1.849% 3/25/26	400,000	358,789
2.958% 3/25/31	400,000	328,839
3.225% 11/22/32 (c)	200,000	155,701
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	692,000	648,335
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (c)(d)	1,351,000	1,263,091
1.658% 3/11/27 (c)	532,000	481,659
1.734% 7/22/27 (c)	690,000	618,730
2.087% 6/14/29 (c)	157,000	135,210
2.299% 7/21/32 (c)	2,174,000	1,752,021
2.651% 3/11/32 (c)	506,000	422,419
2.676% 6/19/41 (c)	340,000	240,310
2.687% 4/22/32 (c)	246,000	205,293
2.831% 10/24/51 (c)	276,000	179,962
2.972% 7/21/52 (c)	268,000	180,328
3.194% 7/23/30 (c)	1,318,000	1,171,398
3.248% 10/21/27	103,000	97,058
3.366% 1/23/26 (c)	724,000	696,298
3.419% 12/20/28 (c)	3,213,000	2,985,240
3.5% 4/19/26	631,000	606,528
3.593% 7/21/28 (c)	304,000	285,664
3.705% 4/24/28 (c)	241,000	227,746
3.846% 3/8/37 (c)	197,000	167,940
3.864% 7/23/24 (c)	1,215,000	1,208,113
3.95% 4/21/25	518,000	501,187
3.97% 3/5/29 (c)	601,000	568,984
3.974% 2/7/30 (c)	388,000	362,656
4% 1/22/25	165,000	161,204
4.083% 3/20/51 (c)	173,000	141,855
4.1% 7/24/23	192,000	191,162
4.183% 11/25/27	425,000	410,701
4.2% 8/26/24	2,742,000	2,693,955
4.25% 10/22/26	645,000	624,775
4.271% 7/23/29 (c)	494,000	475,663
4.33% 3/15/50 (c)	359,000	307,646
4.443% 1/20/48 (c)	418,000	370,273
4.45% 3/3/26	547,000	534,224
4.571% 4/27/33 (c)	10,000,000	9,519,000
5% 1/21/44	147,000	141,079
5.015% 7/22/33 (c)	14,951,000	14,785,454
5.875% 2/7/42	90,000	96,651
6.11% 1/29/37	194,000	204,104
7.75% 5/14/38	114,000	136,438
Bank of Montreal:
3.3% 2/5/24	444,000	435,614
3.803% 12/15/32 (c)	320,000	288,950
Bank of Nova Scotia:
3.4% 2/11/24	1,109,000	1,091,516
4.5% 12/16/25	435,000	426,591
Barclays PLC:
2.279% 11/24/27 (c)	500,000	439,124
2.852% 5/7/26 (c)	1,383,000	1,291,650
2.894% 11/24/32 (c)	520,000	416,956
3.932% 5/7/25 (c)	435,000	423,181
4.375% 1/12/26	781,000	753,798
4.836% 5/9/28	263,000	247,932
4.95% 1/10/47	443,000	393,844
5.088% 6/20/30 (c)	923,000	854,016
5.2% 5/12/26	781,000	747,565
BB&T Corp. 3.75% 12/6/23	482,000	472,951
BNP Paribas SA 2.219% 6/9/26 (b)(c)	947,000	869,709
Canadian Imperial Bank of Commerce 3.6% 4/7/32	398,000	362,291
Citigroup, Inc.:
CME TERM SOFR 3 MONTH INDEX + 1.150% 3.52% 10/27/28 (c)(d)	632,000	590,771
1.122% 1/28/27 (c)	487,000	434,116
2.561% 5/1/32 (c)	414,000	343,477
3.106% 4/8/26 (c)	854,000	816,455
3.352% 4/24/25 (c)	623,000	607,177
3.668% 7/24/28 (c)	1,119,000	1,060,141
3.7% 1/12/26	305,000	295,143
3.875% 3/26/25	1,193,000	1,155,409
3.887% 1/10/28 (c)	123,000	117,519
3.98% 3/20/30 (c)	976,000	909,573
4.125% 7/25/28	423,000	399,344
4.3% 11/20/26	218,000	210,866
4.4% 6/10/25	110,000	107,220
4.412% 3/31/31 (c)	1,601,000	1,520,424
4.45% 9/29/27	3,118,000	3,023,518
4.6% 3/9/26	441,000	431,816
4.65% 7/23/48	389,000	360,508
4.75% 5/18/46	216,000	191,253
4.91% 5/24/33 (c)	11,248,000	11,040,280
5.3% 5/6/44	55,000	52,310
5.5% 9/13/25	831,000	829,480
5.875% 1/30/42	149,000	157,473
6.27% 11/17/33 (c)	5,000,000	5,407,523
8.125% 7/15/39	219,000	282,302
Citizens Financial Group, Inc. 2.638% 9/30/32	662,000	474,575
Comerica, Inc. 3.8% 7/22/26	100,000	86,048
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	328,000	285,001
Discover Bank 4.2% 8/8/23	358,000	354,701
Export-Import Bank of Korea:
0.625% 2/9/26	719,000	641,204
2.875% 1/21/25	208,000	201,020
Fifth Third Bancorp:
2.55% 5/5/27	407,000	350,794
8.25% 3/1/38	57,000	64,203
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	210,000	205,883
HSBC Holdings PLC:
2.013% 9/22/28 (c)	1,336,000	1,144,470
2.099% 6/4/26 (c)	500,000	459,140
3.803% 3/11/25 (c)	891,000	871,260
3.9% 5/25/26	302,000	286,560
4.25% 3/14/24	276,000	268,800
4.292% 9/12/26 (c)	1,276,000	1,221,828
4.375% 11/23/26	787,000	750,725
4.95% 3/31/30	398,000	390,702
6.5% 9/15/37	288,000	282,792
6.8% 6/1/38	167,000	175,627
HSBC U.S.A., Inc. 3.5% 6/23/24	192,000	186,963
ING Groep NV:
1.726% 4/1/27 (c)	253,000	224,753
2.727% 4/1/32 (c)	256,000	210,913
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	545,000	523,057
5.71% 1/15/26 (b)	1,614,000	1,529,344
Japan Bank International Cooperation:
0.625% 5/22/23	778,000	773,479
1.25% 1/21/31	1,072,000	867,055
2.375% 4/20/26	358,000	338,936
2.875% 6/1/27	208,000	197,592
3.25% 7/20/28	246,000	235,233
3.375% 10/31/23	890,000	882,328
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	1,241,000	1,165,175
1.47% 9/22/27 (c)	821,000	724,047
1.953% 2/4/32 (c)	440,000	353,980
2.083% 4/22/26 (c)	1,010,000	945,089
2.522% 4/22/31 (c)	329,000	281,251
2.545% 11/8/32 (c)	642,000	532,279
2.95% 10/1/26	692,000	653,518
2.956% 5/13/31 (c)	884,000	764,140
3.109% 4/22/51 (c)	409,000	289,467
3.22% 3/1/25 (c)	478,000	467,763
3.3% 4/1/26	247,000	238,178
3.509% 1/23/29 (c)	867,000	811,212
3.54% 5/1/28 (c)	466,000	440,574
3.559% 4/23/24 (c)	274,000	273,685
3.797% 7/23/24 (c)	1,098,000	1,092,305
3.875% 9/10/24	6,391,000	6,281,977
3.882% 7/24/38 (c)	123,000	108,342
3.9% 7/15/25	592,000	582,509
3.96% 1/29/27 (c)	334,000	324,358
3.964% 11/15/48 (c)	258,000	213,267
4.005% 4/23/29 (c)	563,000	538,003
4.125% 12/15/26	1,929,000	1,883,343
4.203% 7/23/29 (c)	1,198,000	1,157,349
4.323% 4/26/28 (c)	326,000	318,003
4.452% 12/5/29 (c)	335,000	325,390
4.493% 3/24/31 (c)	1,607,000	1,561,233
4.586% 4/26/33 (c)	8,275,000	8,012,890
4.85% 2/1/44	137,000	131,519
4.912% 7/25/33 (c)	15,028,000	14,937,002
4.95% 6/1/45	262,000	248,963
5.5% 10/15/40	156,000	161,168
5.6% 7/15/41	41,000	42,633
5.625% 8/16/43	137,000	141,357
5.717% 9/14/33 (c)	2,300,000	2,356,025
Korea Development Bank:
0.4% 6/19/24	300,000	284,435
1.625% 1/19/31	367,000	297,979
Lloyds Banking Group PLC:
4.344% 1/9/48	411,000	319,536
4.582% 12/10/25	320,000	302,019
4.65% 3/24/26	236,000	224,044
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	309,000	273,468
2.309% 7/20/32 (c)	300,000	240,283
2.801% 7/18/24	224,000	216,078
3.195% 7/18/29	390,000	348,319
3.751% 7/18/39	217,000	186,094
3.961% 3/2/28	603,000	580,193
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (c)	317,000	279,865
2.226% 5/25/26 (c)	374,000	348,793
2.26% 7/9/32 (c)	314,000	247,387
2.591% 5/25/31 (c)	454,000	378,226
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	234,000	224,719
3.073% 5/22/28 (c)	584,000	528,391
3.754% 11/1/29 (c)	354,000	331,930
4.8% 4/5/26	358,000	347,046
5.125% 5/28/24	2,577,000	2,529,736
NatWest Markets PLC 2.375% 5/21/23 (b)	1,092,000	1,086,225
Oesterreichische Kontrollbank AG 0.375% 9/17/25	299,000	273,671
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (c)(d)	15,000,000	13,831,216
1.15% 8/13/26	345,000	303,073
2.2% 11/1/24	185,000	175,882
2.6% 7/23/26	667,000	616,333
3.5% 1/23/24	479,000	469,991
3.9% 4/29/24	155,000	151,734
Rabobank Nederland:
3.75% 7/21/26	528,000	499,478
4.375% 8/4/25	936,000	905,292
5.25% 5/24/41	82,000	87,218
Royal Bank of Canada:
1.2% 4/27/26	308,000	276,290
2.05% 1/21/27	567,000	513,302
4.65% 1/27/26	356,000	350,771
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	717,000	619,907
Santander UK Group Holdings PLC 2.469% 1/11/28 (c)	334,000	293,736
Societe Generale:
1.038% 6/18/25 (b)(c)	1,987,000	1,864,722
1.488% 12/14/26 (b)(c)	1,222,000	1,065,597
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	390,000	357,127
2.142% 9/23/30	380,000	301,978
2.174% 1/14/27	781,000	699,394
2.348% 1/15/25	247,000	234,155
2.75% 1/15/30	234,000	201,782
3.05% 1/14/42	400,000	289,670
3.936% 10/16/23	430,000	426,223
The Toronto-Dominion Bank:
2.65% 6/12/24	637,000	619,230
3.25% 3/11/24	834,000	816,671
3.5% 7/19/23	274,000	272,447
Truist Financial Corp. 1.267% 3/2/27 (c)	899,000	791,747
U.S. Bancorp:
1.375% 7/22/30	334,000	261,573
3% 7/30/29	297,000	258,614
3.1% 4/27/26	247,000	229,449
Wells Fargo & Co.:
2.164% 2/11/26 (c)	1,018,000	957,591
2.188% 4/30/26 (c)	806,000	755,351
2.406% 10/30/25 (c)	1,970,000	1,872,018
2.572% 2/11/31 (c)	644,000	545,750
3% 10/23/26	557,000	521,064
3.068% 4/30/41 (c)	487,000	362,937
3.35% 3/2/33 (c)	157,000	136,080
3.526% 3/24/28 (c)	1,167,000	1,101,053
3.584% 5/22/28 (c)	287,000	270,399
3.9% 5/1/45	130,000	104,676
4.1% 6/3/26	88,000	85,169
4.4% 6/14/46	196,000	161,599
4.478% 4/4/31 (c)	1,796,000	1,719,740
4.75% 12/7/46	439,000	381,494
4.897% 7/25/33 (c)	13,435,000	13,114,191
4.9% 11/17/45	265,000	236,096
5.013% 4/4/51 (c)	2,815,000	2,647,526
5.375% 11/2/43	184,000	176,084
5.606% 1/15/44	312,000	300,637
Westpac Banking Corp.:
1.953% 11/20/28	200,000	174,074
2.85% 5/13/26	130,000	123,165
3.3% 2/26/24	891,000	874,935
4.11% 7/24/34 (c)	800,000	716,264
4.421% 7/24/39	160,000	134,048
Zions Bancorp NA 4.5% 6/13/23	6,000	5,936
		214,457,365
Capital Markets - 3.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	826,000	795,913
4.25% 2/15/24	538,000	531,919
Ares Capital Corp.:
2.15% 7/15/26	705,000	604,477
3.25% 7/15/25	173,000	158,031
3.875% 1/15/26	1,565,000	1,442,659
4.2% 6/10/24	1,118,000	1,080,409
Bank of New York Mellon Corp.:
1.8% 7/28/31	574,000	454,955
2.8% 5/4/26	154,000	144,776
BlackRock, Inc.:
2.1% 2/25/32	397,000	329,816
3.5% 3/18/24	80,000	78,833
Brookfield Finance, Inc. 2.724% 4/15/31	690,000	578,721
CME Group, Inc.:
2.65% 3/15/32	97,000	84,150
5.3% 9/15/43	170,000	179,510
Credit Suisse AG 3.625% 9/9/24	272,000	258,813
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	1,329,000	1,230,920
3.75% 3/26/25	585,000	538,182
3.8% 6/9/23	1,626,000	1,593,475
3.869% 1/12/29 (b)(c)	505,000	449,603
4.194% 4/1/31 (b)(c)	1,208,000	1,072,462
4.55% 4/17/26	323,000	297,968
4.875% 5/15/45	310,000	263,772
6.537% 8/12/33 (b)(c)	7,000,000	7,192,500
Deutsche Bank AG:
4.1% 1/13/26	330,000	298,939
4.5% 4/1/25	1,502,000	1,379,424
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	171,000	144,911
3.7% 5/30/24	269,000	255,331
4.1% 1/13/26	598,000	541,633
6.72% 1/18/29 (c)	1,810,000	1,797,350
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	471,000	431,075
1.093% 12/9/26 (c)	1,144,000	1,024,514
2.383% 7/21/32 (c)	1,960,000	1,591,293
2.6% 2/7/30	334,000	286,621
2.615% 4/22/32 (c)	848,000	706,375
2.65% 10/21/32 (c)	434,000	358,593
3.102% 2/24/33 (c)	16,994,000	14,593,937
3.272% 9/29/25 (c)	167,000	162,011
3.436% 2/24/43 (c)	137,000	105,578
3.5% 1/23/25	1,432,000	1,391,288
3.691% 6/5/28 (c)	5,717,000	5,415,341
3.8% 3/15/30	1,945,000	1,811,127
3.85% 1/26/27	829,000	799,687
4.25% 10/21/25	422,000	409,411
4.411% 4/23/39 (c)	130,000	116,980
4.75% 10/21/45	433,000	399,854
5.95% 1/15/27	411,000	423,158
6.75% 10/1/37	843,000	911,535
Intercontinental Exchange, Inc.:
1.85% 9/15/32	310,000	242,668
2.65% 9/15/40	310,000	224,178
3.75% 12/1/25	158,000	153,679
3.75% 9/21/28	256,000	245,063
4.25% 9/21/48	290,000	252,790
Jefferies Financial Group, Inc.:
2.625% 10/15/31	67,000	51,194
4.15% 1/23/30	387,000	355,425
Moody's Corp.:
3.25% 1/15/28	737,000	694,667
3.75% 3/24/25	637,000	623,885
4.875% 2/15/24	281,000	279,865
4.875% 12/17/48	284,000	264,576
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (c)(d)	207,000	189,168
1.164% 10/21/25 (c)	390,000	364,202
1.512% 7/20/27 (c)	270,000	239,942
1.593% 5/4/27 (c)	393,000	352,192
2.188% 4/28/26 (c)	672,000	630,510
2.239% 7/21/32 (c)	255,000	204,601
2.511% 10/20/32 (c)	137,000	112,226
2.72% 7/22/25 (c)	520,000	501,189
3.125% 7/27/26	2,912,000	2,757,771
3.217% 4/22/42 (c)	498,000	384,057
3.591% 7/22/28 (c)	984,000	929,455
3.622% 4/1/31 (c)	1,260,000	1,152,230
3.625% 1/20/27	1,381,000	1,329,129
3.737% 4/24/24 (c)	628,000	626,884
3.772% 1/24/29 (c)	337,000	319,089
3.875% 1/27/26	144,000	140,523
3.95% 4/23/27	937,000	905,865
3.971% 7/22/38 (c)	171,000	150,777
4.3% 1/27/45	55,000	48,623
4.375% 1/22/47	304,000	270,620
4.431% 1/23/30 (c)	552,000	532,413
4.889% 7/20/33 (c)	10,161,000	9,987,436
5% 11/24/25	1,838,000	1,822,011
5.597% 3/24/51 (c)	355,000	373,123
6.342% 10/18/33 (c)	15,700,000	17,147,386
6.375% 7/24/42	80,000	90,234
7.25% 4/1/32	27,000	31,641
Nomura Holdings, Inc. 3.103% 1/16/30	660,000	558,931
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	628,000	610,084
S&P Global, Inc.:
2.9% 3/1/32	1,181,000	1,054,348
2.95% 1/22/27	167,000	160,222
State Street Corp.:
1.684% 11/18/27 (c)	548,000	488,342
2.65% 5/19/26	207,000	194,049
UBS Group AG:
1.494% 8/10/27 (b)(c)	732,000	630,293
4.125% 9/24/25 (b)	661,000	632,094
		104,027,480
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,018,000	1,887,714
2.45% 10/29/26	878,000	788,192
2.875% 8/14/24	1,146,000	1,094,812
3% 10/29/28	730,000	637,306
3.3% 1/30/32	567,000	469,718
3.4% 10/29/33	204,000	165,592
3.5% 1/15/25	1,042,000	994,673
3.85% 10/29/41	204,000	156,017
3.875% 1/23/28	430,000	396,630
4.45% 10/1/25	270,000	260,860
4.45% 4/3/26	393,000	377,455
4.875% 1/16/24	864,000	854,183
6.5% 7/15/25	455,000	458,289
Ally Financial, Inc.:
1.45% 10/2/23	277,000	267,695
2.2% 11/2/28	330,000	262,775
3.05% 6/5/23	1,381,000	1,368,061
5.125% 9/30/24	268,000	259,306
5.8% 5/1/25	1,168,000	1,127,463
6.7% 2/14/33	6,000,000	5,330,308
7.1% 11/15/27	2,990,000	3,037,061
8% 11/1/31	5,339,000	5,603,710
Capital One Financial Corp.:
2.6% 5/11/23	938,000	934,244
2.636% 3/3/26 (c)	612,000	566,983
3.273% 3/1/30 (c)	783,000	667,112
3.3% 10/30/24	398,000	379,924
3.65% 5/11/27	1,693,000	1,541,928
3.75% 7/28/26	267,000	242,761
3.75% 3/9/27	970,000	882,397
3.8% 1/31/28	1,242,000	1,138,911
3.9% 1/29/24	468,000	459,722
4.985% 7/24/26 (c)	2,477,000	2,387,622
5.247% 7/26/30 (c)	3,190,000	3,011,385
5.268% 5/10/33 (c)	8,000,000	7,530,379
5.468% 2/1/29 (c)	2,078,000	2,025,161
5.817% 2/1/34 (c)	2,860,000	2,763,678
Discover Financial Services:
3.95% 11/6/24	358,000	341,363
4.1% 2/9/27	358,000	338,606
4.5% 1/30/26	1,105,000	1,065,407
6.7% 11/29/32	644,000	663,927
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,211,000	2,135,057
5.584% 3/18/24	784,000	778,975
GE Capital International Funding Co. 3.373% 11/15/25	790,000	764,141
John Deere Capital Corp.:
2.65% 6/24/24	287,000	279,770
2.65% 6/10/26	137,000	130,217
2.8% 9/8/27	192,000	180,644
3.45% 3/7/29	548,000	526,511
Synchrony Financial:
3.7% 8/4/26	129,000	112,615
3.95% 12/1/27	965,000	817,305
4.25% 8/15/24	840,000	793,976
4.375% 3/19/24	996,000	957,261
5.15% 3/19/29	1,802,000	1,584,062
Toyota Motor Credit Corp.:
0.5% 8/14/23	500,000	491,228
3.35% 1/8/24	384,000	379,113
		62,670,205
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 0.25% 9/29/23	466,000	455,086
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	547,000	458,953
Blackstone Private Credit Fund:
2.7% 1/15/25	437,000	402,374
4.7% 3/24/25	2,482,000	2,377,466
7.05% 9/29/25 (b)	3,077,000	3,034,099
BP Capital Markets America, Inc.:
2.721% 1/12/32	1,001,000	872,807
3% 2/24/50	384,000	271,784
3.017% 1/16/27	260,000	246,955
3.06% 6/17/41	234,000	180,887
Brixmor Operating Partnership LP:
3.9% 3/15/27	155,000	144,050
4.05% 7/1/30	804,000	725,848
4.125% 6/15/26	791,000	749,414
4.125% 5/15/29	819,000	749,540
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	254,000	243,989
3.65% 4/5/27 (b)	4,362,000	4,086,522
3.85% 4/5/29 (b)	355,000	323,920
3.9% 4/5/32 (b)	423,000	366,039
4.35% 4/5/42 (b)	96,000	78,937
4.4% 4/5/52 (b)	285,000	222,937
DH Europe Finance II SARL:
2.2% 11/15/24	227,000	217,914
2.6% 11/15/29	265,000	237,059
3.4% 11/15/49	287,000	226,973
Equitable Holdings, Inc.:
3.9% 4/20/23	85,000	84,880
4.35% 4/20/28	759,000	728,992
Jackson Financial, Inc.:
5.17% 6/8/27	1,172,000	1,168,243
5.67% 6/8/32	1,479,000	1,459,331
Japan International Cooperation Agency 1.75% 4/28/31	274,000	226,898
KfW:
0.25% 10/19/23	404,000	393,945
0.375% 7/18/25	472,000	434,677
0.625% 1/22/26	1,471,000	1,343,084
2% 5/2/25	105,000	100,621
2.5% 11/20/24	286,000	277,824
2.625% 2/28/24	559,000	548,377
2.875% 4/3/28	421,000	404,918
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	233,000	217,405
2.5% 11/15/27	242,000	228,801
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	766,000	758,839
Pine Street Trust I 4.572% 2/15/29 (b)	717,000	674,109
Pine Street Trust II 5.568% 2/15/49 (b)	716,000	647,601
Voya Financial, Inc.:
3.65% 6/15/26	433,000	413,985
5.7% 7/15/43	103,000	101,714
		26,887,797
Financial Services - 0.0%
The Western Union Co. 2.85% 1/10/25	300,000	286,322
Insurance - 0.6%
AFLAC, Inc.:
3.6% 4/1/30	167,000	157,103
4% 10/15/46	104,000	84,452
AIA Group Ltd.:
3.2% 9/16/40 (b)	438,000	327,041
3.375% 4/7/30 (b)	924,000	849,849
Allstate Corp.:
3.28% 12/15/26	129,000	122,415
4.2% 12/15/46	207,000	174,502
American International Group, Inc.:
2.5% 6/30/25	996,000	942,194
3.875% 1/15/35	74,000	65,937
3.9% 4/1/26	51,000	49,610
4.2% 4/1/28	509,000	496,622
4.375% 6/30/50	157,000	134,076
4.5% 7/16/44	243,000	211,713
4.7% 7/10/35	159,000	139,402
4.75% 4/1/48	269,000	241,436
Aon PLC:
3.5% 6/14/24	223,000	218,854
4% 11/27/23	82,000	81,196
4.6% 6/14/44	44,000	39,146
4.75% 5/15/45	161,000	145,489
Athene Holding Ltd. 3.5% 1/15/31	187,000	155,420
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	484,000	326,397
3.967% 11/15/46	69,000	57,363
Brighthouse Financial, Inc. 4.7% 6/22/47	260,000	189,937
Brown & Brown, Inc. 4.2% 3/17/32	217,000	195,096
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	177,000	166,864
Five Corners Funding Trust II 2.85% 5/15/30 (b)	1,385,000	1,189,639
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	195,000	171,639
3.6% 8/19/49	233,000	176,950
4.4% 3/15/48	266,000	229,672
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	514,000	494,962
Lincoln National Corp.:
3.625% 12/12/26	165,000	150,905
4.35% 3/1/48	83,000	63,338
4.375% 6/15/50	167,000	126,182
Manulife Financial Corp. 4.15% 3/4/26	334,000	328,755
Markel Corp. 3.35% 9/17/29	167,000	150,794
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	52,000	50,998
3.875% 3/15/24	260,000	256,286
4.05% 10/15/23	186,000	185,472
4.2% 3/1/48	134,000	114,974
4.35% 1/30/47	77,000	66,631
4.375% 3/15/29	711,000	704,598
4.75% 3/15/39	229,000	216,988
4.9% 3/15/49	255,000	243,345
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	730,000	512,523
MetLife, Inc.:
3.6% 11/13/25	334,000	326,770
4.125% 8/13/42	171,000	143,127
4.55% 3/23/30	1,754,000	1,732,841
4.6% 5/13/46	55,000	49,146
4.721% 12/15/44 (c)	137,000	125,209
Pacific LifeCorp 5.125% 1/30/43 (b)	660,000	615,329
Principal Financial Group, Inc. 4.3% 11/15/46	219,000	177,449
Progressive Corp.:
2.45% 1/15/27	130,000	120,680
2.5% 3/15/27	254,000	234,162
3% 3/15/32	478,000	427,078
4.2% 3/15/48	152,000	132,325
Prudential Financial, Inc.:
3.878% 3/27/28	114,000	110,396
3.905% 12/7/47	15,000	11,869
3.935% 12/7/49	294,000	232,546
4.35% 2/25/50	343,000	293,509
4.418% 3/27/48	174,000	149,513
5.125% 3/1/52 (c)	115,000	101,325
5.7% 12/14/36	10,000	10,615
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	187,500
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	671,000	620,004
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	222,000	217,566
Unum Group:
3.875% 11/5/25	610,000	591,834
4% 6/15/29	554,000	516,585
5.75% 8/15/42	914,000	837,641
		18,971,784
TOTAL FINANCIALS		427,300,953
HEALTH CARE - 1.9%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	424,000	409,206
2.95% 11/21/26	310,000	294,961
3.2% 11/21/29	530,000	491,850
3.6% 5/14/25	247,000	242,285
3.8% 3/15/25	242,000	238,053
4.05% 11/21/39	310,000	276,903
4.25% 11/14/28	227,000	225,627
4.25% 11/21/49	514,000	453,592
4.3% 5/14/36	172,000	161,674
4.4% 11/6/42	131,000	119,730
4.45% 5/14/46	192,000	173,724
4.55% 3/15/35	182,000	177,954
4.7% 5/14/45	361,000	338,267
4.75% 3/15/45	174,000	164,169
4.875% 11/14/48	160,000	154,040
Amgen, Inc.:
1.65% 8/15/28	532,000	461,963
1.9% 2/21/25	224,000	212,158
2.6% 8/19/26	288,000	271,209
2.8% 8/15/41	544,000	397,104
3.125% 5/1/25	55,000	53,339
3.35% 2/22/32	160,000	144,401
3.375% 2/21/50	307,000	230,668
4.4% 5/1/45	272,000	240,167
4.663% 6/15/51	342,000	310,790
5.15% 3/2/28	1,562,000	1,594,835
5.25% 3/2/30	1,426,000	1,458,487
5.25% 3/2/33	1,610,000	1,654,113
5.6% 3/2/43	1,529,000	1,575,328
5.65% 3/2/53	760,000	790,933
5.75% 3/2/63	1,385,000	1,437,124
		14,754,654
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.:
1.915% 2/1/27	405,000	362,380
2.539% 2/1/32	446,000	363,110
Becton, Dickinson & Co.:
2.823% 5/20/30	241,000	215,038
3.363% 6/6/24	124,000	121,711
3.7% 6/6/27	761,000	735,245
4.685% 12/15/44	262,000	243,748
Boston Scientific Corp.:
3.45% 3/1/24	595,000	584,106
4% 3/1/29	296,000	281,803
4.7% 3/1/49	478,000	454,391
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	312,000	302,618
		3,664,150
Health Care Providers & Services - 1.1%
Aetna, Inc. 2.8% 6/15/23	411,000	409,044
Allina Health System, Inc. 3.887% 4/15/49	182,000	148,009
Banner Health:
2.907% 1/1/42	45,000	33,527
2.913% 1/1/51	377,000	255,111
Baptist Healthcare System Obli 3.54% 8/15/50	368,000	277,317
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	252,000	204,251
Cardinal Health, Inc. 4.368% 6/15/47	381,000	316,799
Centene Corp.:
2.45% 7/15/28	1,232,000	1,065,468
2.625% 8/1/31	575,000	463,926
3.375% 2/15/30	640,000	558,364
4.25% 12/15/27	721,000	694,640
4.625% 12/15/29	1,121,000	1,054,009
Children's Hospital Medical Center 4.268% 5/15/44	91,000	84,691
Children's Hospital of Philadelphia 2.704% 7/1/50	277,000	182,182
Cigna Group:
3% 7/15/23	274,000	271,955
3.05% 10/15/27	402,000	375,167
3.75% 7/15/23	185,000	184,102
4.125% 11/15/25	270,000	265,606
4.375% 10/15/28	1,489,000	1,467,215
4.5% 2/25/26	320,000	318,470
4.8% 8/15/38	1,120,000	1,085,367
4.8% 7/15/46	208,000	191,310
4.9% 12/15/48	707,000	665,299
6.125% 11/15/41	82,000	90,612
CommonSpirit Health:
3.91% 10/1/50	425,000	329,217
4.35% 11/1/42	55,000	47,461
CVS Health Corp.:
2.7% 8/21/40	415,000	296,793
2.875% 6/1/26	206,000	195,742
3% 8/15/26	532,000	507,625
3.25% 8/15/29	482,000	440,804
3.625% 4/1/27	225,000	216,753
3.875% 7/20/25	128,000	125,705
4.1% 3/25/25	113,000	112,024
4.3% 3/25/28	655,000	643,240
4.78% 3/25/38	749,000	714,007
4.875% 7/20/35	85,000	82,943
5.05% 3/25/48	751,000	702,565
5.125% 7/20/45	242,000	229,576
5.3% 12/5/43	120,000	117,854
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	292,000	226,678
HCA Holdings, Inc.:
3.5% 9/1/30	6,450,000	5,744,950
3.625% 3/15/32 (b)	333,000	293,550
5.25% 6/15/49	475,000	428,330
5.625% 9/1/28	1,513,000	1,529,483
5.875% 2/1/29	1,674,000	1,710,197
Humana, Inc.:
1.35% 2/3/27	346,000	303,775
2.15% 2/3/32	347,000	281,298
3.125% 8/15/29	223,000	201,909
3.7% 3/23/29	333,000	313,293
4.95% 10/1/44	69,000	64,389
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	313,000	241,969
Kaiser Foundation Hospitals:
3.266% 11/1/49	251,000	187,268
4.15% 5/1/47	180,000	158,829
4.875% 4/1/42	49,000	47,934
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	82,000	71,082
MidMichigan Health 3.409% 6/1/50	129,000	93,040
New York & Presbyterian Hospital:
4.024% 8/1/45	96,000	84,816
4.063% 8/1/56	72,000	61,145
Novant Health, Inc. 3.168% 11/1/51	227,000	163,944
NYU Hospitals Center 4.784% 7/1/44	208,000	196,312
Orlando Health Obligated Group 3.327% 10/1/50	208,000	150,745
Partners Healthcare System, Inc. 4.117% 7/1/55	96,000	82,069
Piedmont Healthcare, Inc. 2.719% 1/1/42	42,000	29,060
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	74,000	44,960
Sabra Health Care LP 3.2% 12/1/31	1,175,000	861,819
Sutter Health 3.361% 8/15/50	504,000	368,121
Toledo Hospital 5.325% 11/15/28	265,000	220,101
Trinity Health Corp. 2.632% 12/1/40	121,000	86,432
UnitedHealth Group, Inc.:
1.15% 5/15/26	109,000	99,108
1.25% 1/15/26	216,000	198,228
2% 5/15/30	100,000	85,483
2.3% 5/15/31	92,000	78,824
2.375% 8/15/24	270,000	261,416
2.9% 5/15/50	217,000	153,706
3.25% 5/15/51	105,000	78,888
3.375% 4/15/27	148,000	142,516
3.5% 6/15/23	244,000	243,365
3.7% 8/15/49	288,000	234,827
3.75% 7/15/25	96,000	94,828
3.75% 10/15/47	262,000	219,876
3.85% 6/15/28	318,000	310,751
3.875% 12/15/28	411,000	402,642
3.875% 8/15/59	344,000	281,161
4.2% 1/15/47	99,000	88,262
4.375% 3/15/42	324,000	298,460
4.75% 7/15/45	46,000	45,083
West Virginia University Health System Obligated Group 3.129% 6/1/50	170,000	114,482
		33,104,154
Life Sciences Tools & Services - 0.0%
Danaher Corp. 4.375% 9/15/45	65,000	60,438
PerkinElmer, Inc.:
0.85% 9/15/24	154,000	144,588
2.25% 9/15/31	191,000	152,940
		357,966
Pharmaceuticals - 0.2%
AstraZeneca Finance LLC:
1.2% 5/28/26	249,000	226,753
2.25% 5/28/31	242,000	208,204
AstraZeneca PLC:
4.375% 11/16/45	207,000	198,925
4.375% 8/17/48	339,000	321,886
6.45% 9/15/37	89,000	104,987
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	105,000	99,431
3.95% 4/15/45 (b)	38,000	28,876
4.25% 12/15/25 (b)	548,000	536,218
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	168,000	158,671
Eli Lilly & Co. 2.25% 5/15/50	592,000	391,466
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	498,000	472,150
3.625% 3/24/32	499,000	453,189
Mylan NV:
4.55% 4/15/28	502,000	481,519
5.2% 4/15/48	82,000	64,644
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	104,000	102,730
3.2% 9/23/26	1,074,000	1,021,783
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	398,000	379,070
5.25% 6/15/46	90,000	71,386
Viatris, Inc.:
1.65% 6/22/25	123,000	112,791
2.7% 6/22/30	1,067,000	867,227
3.85% 6/22/40	273,000	191,528
4% 6/22/50	722,000	474,734
Zoetis, Inc.:
3.95% 9/12/47	55,000	45,995
4.7% 2/1/43	36,000	33,625
		7,047,788
TOTAL HEALTH CARE		58,928,712
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	285,000	261,629
Lockheed Martin Corp. 3.55% 1/15/26	104,000	103,003
Raytheon Technologies Corp. 3.65% 8/16/23	18,000	17,849
The Boeing Co.:
2.5% 3/1/25	126,000	119,863
2.7% 2/1/27	217,000	199,913
2.95% 2/1/30	278,000	245,339
3.625% 3/1/48	110,000	78,781
3.65% 3/1/47	76,000	55,218
3.75% 2/1/50	424,000	320,893
4.875% 5/1/25	479,000	478,084
5.04% 5/1/27	372,000	374,698
5.15% 5/1/30	706,000	710,414
5.705% 5/1/40	1,466,000	1,483,016
5.805% 5/1/50	869,000	874,794
5.93% 5/1/60	372,000	371,556
6.875% 3/15/39	90,000	100,679
		5,795,729
Air Freight & Logistics - 0.0%
FedEx Corp.:
3.1% 8/5/29	173,000	158,829
3.9% 2/1/35	162,000	145,070
4.05% 2/15/48	100,000	81,168
4.4% 1/15/47	219,000	187,954
4.55% 4/1/46	41,000	36,081
4.95% 10/17/48	216,000	202,458
5.25% 5/15/50	117,000	114,601
		926,161
Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	221,887	182,529
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	153,973	138,129
Southwest Airlines Co. 5.125% 6/15/27	167,000	166,521
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	13,028	11,844
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	304,499	274,204
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	71,210	68,813
		842,040
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	347,000	331,085
2.493% 2/15/27	245,000	227,636
2.722% 2/15/30	427,000	373,573
3.377% 4/5/40	171,000	135,929
3.577% 4/5/50	387,000	292,932
Masco Corp.:
2% 2/15/31	255,000	204,102
3.125% 2/15/51	129,000	85,372
Owens Corning 3.95% 8/15/29	187,000	176,163
		1,826,792
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	614,000	488,390
2.9% 7/1/26	116,000	110,698
3.2% 3/15/25	309,000	300,231
3.95% 5/15/28	288,000	280,010
Waste Management, Inc.:
2.4% 5/15/23	145,000	144,471
4.15% 7/15/49	352,000	315,598
		1,639,398
Electrical Equipment - 0.0%
Eaton Corp.:
4% 11/2/32	52,000	49,452
4.15% 11/2/42	52,000	46,043
		95,495
Industrial Conglomerates - 0.0%
General Electric Co.:
3.625% 5/1/30	328,000	298,745
6.875% 1/10/39	4,000	4,650
		303,395
Machinery - 0.1%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	382,000	374,204
1.1% 9/14/27	394,000	346,160
2.4% 8/9/26	78,000	73,305
3.45% 5/15/23	384,000	383,397
Caterpillar, Inc.:
3.25% 9/19/49	456,000	362,562
3.803% 8/15/42	69,000	61,442
5.3% 9/15/35	192,000	203,508
Cummins, Inc. 1.5% 9/1/30	167,000	136,630
Deere & Co.:
2.875% 9/7/49	331,000	249,424
5.375% 10/16/29	27,000	28,648
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	393,000	372,149
4.65% 11/1/44	165,000	148,553
Otis Worldwide Corp.:
2.565% 2/15/30	367,000	321,831
3.362% 2/15/50	279,000	207,048
		3,268,861
Professional Services - 0.0%
Thomson Reuters Corp.:
3.35% 5/15/26	192,000	183,737
3.85% 9/29/24	130,000	127,544
		311,281
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	121,000	88,075
3.25% 6/15/27	206,000	198,739
3.55% 2/15/50	167,000	133,863
3.9% 8/1/46	127,000	107,574
4.05% 6/15/48	462,000	404,395
4.125% 6/15/47	78,000	69,020
4.15% 4/1/45	47,000	41,910
4.375% 9/1/42	123,000	113,988
4.55% 9/1/44	82,000	77,283
4.9% 4/1/44	110,000	107,881
Canadian Pacific Railway Co.:
1.75% 12/2/26	310,000	280,995
2.45% 12/2/31	654,000	566,176
3.1% 12/2/51	325,000	232,404
CSX Corp.:
3.25% 6/1/27	137,000	130,775
3.4% 8/1/24	127,000	124,189
3.8% 11/1/46	157,000	128,513
3.95% 5/1/50	98,000	81,569
4.1% 3/15/44	186,000	161,597
4.5% 3/15/49	378,000	343,292
4.75% 11/15/48	159,000	148,694
		3,540,932
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27	237,000	209,919
3% 9/15/23	110,000	108,554
3.125% 12/1/30	334,000	283,361
3.375% 7/1/25	809,000	770,714
3.625% 12/1/27	262,000	241,833
3.875% 7/3/23	701,000	697,702
4.25% 2/1/24	1,082,000	1,063,972
4.25% 9/15/24	448,000	438,527
		3,814,582
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	262,000	254,921
4.25% 4/15/26 (b)	198,000	186,175
4.375% 5/1/26 (b)	587,000	550,780
5.25% 5/15/24 (b)	479,000	474,190
		1,466,066
TOTAL INDUSTRIALS		23,830,732
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
Cisco Systems, Inc. 2.2% 9/20/23	206,000	203,744
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
4% 7/15/24	315,000	310,741
4.9% 10/1/26	259,000	258,344
5.3% 10/1/29	690,000	695,204
5.45% 6/15/23	217,000	216,915
5.85% 7/15/25	162,000	164,656
6.02% 6/15/26	638,000	654,789
6.1% 7/15/27	298,000	313,008
6.2% 7/15/30	258,000	269,058
8.1% 7/15/36	287,000	334,807
8.35% 7/15/46	329,000	400,783
Tyco Electronics Group SA:
3.45% 8/1/24	100,000	98,290
3.7% 2/15/26	147,000	144,161
7.125% 10/1/37	68,000	80,850
		3,941,606
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	394,000	354,410
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. 2.8% 10/1/41	408,000	311,470
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	192,000	180,128
3.875% 1/15/27	105,000	101,504
Broadcom, Inc.:
1.95% 2/15/28 (b)	209,000	181,812
2.45% 2/15/31 (b)	2,705,000	2,214,635
2.6% 2/15/33 (b)	1,777,000	1,393,488
3.459% 9/15/26	346,000	330,645
3.469% 4/15/34 (b)	117,000	96,090
3.5% 2/15/41 (b)	1,435,000	1,082,415
3.75% 2/15/51 (b)	1,267,000	933,088
4.3% 11/15/32	344,000	316,942
4.75% 4/15/29	469,000	463,037
Lam Research Corp. 2.875% 6/15/50	402,000	283,696
Micron Technology, Inc. 4.663% 2/15/30	227,000	217,943
NVIDIA Corp.:
2% 6/15/31	697,000	586,412
2.85% 4/1/30	297,000	270,412
3.5% 4/1/50	165,000	135,079
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	609,000	497,210
Texas Instruments, Inc. 4.15% 5/15/48	191,000	177,620
		9,773,626
Software - 0.5%
Microsoft Corp.:
2.525% 6/1/50	1,110,000	785,416
2.675% 6/1/60	184,000	127,018
2.7% 2/12/25	471,000	458,809
2.875% 2/6/24	320,000	315,233
2.921% 3/17/52	1,274,000	968,459
3.041% 3/17/62	113,000	84,685
3.45% 8/8/36	80,000	74,009
3.625% 12/15/23	717,000	713,321
Oracle Corp.:
1.65% 3/25/26	1,129,000	1,037,198
2.3% 3/25/28	1,288,000	1,152,661
2.5% 4/1/25	296,000	283,427
2.65% 7/15/26	247,000	230,771
2.8% 4/1/27	736,000	684,290
2.875% 3/25/31	1,708,000	1,461,539
2.95% 5/15/25	137,000	131,898
2.95% 4/1/30	393,000	347,001
3.25% 11/15/27	469,000	440,850
3.4% 7/8/24	130,000	127,355
3.6% 4/1/40	736,000	571,240
3.6% 4/1/50	427,000	302,869
3.85% 7/15/36	278,000	237,592
3.85% 4/1/60	497,000	346,724
3.95% 3/25/51	365,000	274,654
4% 7/15/46	269,000	205,235
4% 11/15/47	480,000	366,123
4.125% 5/15/45	82,000	64,394
4.3% 7/8/34	106,000	97,198
5.375% 7/15/40	343,000	328,386
Roper Technologies, Inc.:
1% 9/15/25	257,000	234,968
1.4% 9/15/27	250,000	216,763
1.75% 2/15/31	250,000	199,833
2% 6/30/30	494,000	406,913
3.8% 12/15/26	233,000	225,702
VMware, Inc. 1.4% 8/15/26	702,000	620,916
		14,123,450
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
0.55% 8/20/25	487,000	448,664
0.7% 2/8/26	377,000	343,012
1.25% 8/20/30	452,000	370,114
1.7% 8/5/31	272,000	226,104
2.375% 2/8/41	392,000	293,456
2.45% 8/4/26	565,000	537,777
2.55% 8/20/60	178,000	117,473
2.65% 5/11/50	143,000	100,806
2.85% 8/5/61	272,000	187,543
2.9% 9/12/27	385,000	368,505
2.95% 9/11/49	733,000	553,473
3% 11/13/27	274,000	263,185
3.2% 5/13/25	288,000	282,485
3.2% 5/11/27	449,000	437,746
3.75% 9/12/47	167,000	146,010
3.75% 11/13/47	191,000	167,391
3.85% 5/4/43	356,000	323,496
4.25% 2/9/47	69,000	66,109
4.375% 5/13/45	129,000	125,212
4.5% 2/23/36	254,000	262,265
4.65% 2/23/46	155,000	156,085
		5,776,911
TOTAL INFORMATION TECHNOLOGY		34,173,747
MATERIALS - 0.2%
Chemicals - 0.1%
Eastman Chemical Co. 4.65% 10/15/44	82,000	71,233
LYB International Finance BV 4% 7/15/23	87,000	86,444
Nutrien Ltd.:
4% 12/15/26	313,000	302,302
4.2% 4/1/29	142,000	136,771
5% 4/1/49	247,000	226,699
5.25% 1/15/45	96,000	91,173
5.625% 12/1/40	49,000	48,918
The Dow Chemical Co.:
2.1% 11/15/30	237,000	197,733
3.6% 11/15/50	244,000	182,364
4.375% 11/15/42	134,000	116,078
4.8% 11/30/28	234,000	235,327
4.8% 5/15/49	211,000	187,396
9.4% 5/15/39	82,000	110,333
The Mosaic Co.:
4.05% 11/15/27	158,000	152,469
4.25% 11/15/23	298,000	294,831
5.625% 11/15/43	103,000	100,411
Westlake Corp. 5% 8/15/46	55,000	47,859
		2,588,341
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	238,000	207,291
5.15% 5/15/46	50,000	47,564
WRKCo, Inc. 4.2% 6/1/32	167,000	153,746
		408,601
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	82,000	83,048
Freeport-McMoRan, Inc. 4.625% 8/1/30	1,118,000	1,054,665
Nucor Corp.:
2.979% 12/15/55	110,000	73,207
6.4% 12/1/37	167,000	191,027
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	357,000	367,393
7.125% 7/15/28	55,000	61,967
Southern Copper Corp.:
3.875% 4/23/25	101,000	97,642
5.25% 11/8/42	158,000	150,969
7.5% 7/27/35	167,000	192,693
Vale Overseas Ltd. 3.75% 7/8/30	667,000	595,464
Vale SA 5.625% 9/11/42	181,000	176,408
		3,044,483
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	412,000	351,179
6% 1/15/29	330,000	331,444
		682,623
TOTAL MATERIALS		6,724,048
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	254,000	195,431
3% 5/18/51	193,000	119,718
4.85% 4/15/49	316,000	273,980
4.9% 12/15/30	523,000	508,708
American Homes 4 Rent LP:
2.375% 7/15/31	95,000	75,708
3.625% 4/15/32	389,000	336,837
4.25% 2/15/28	264,000	247,720
AvalonBay Communities, Inc. 2.3% 3/1/30	167,000	141,689
Boston Properties, Inc.:
2.75% 10/1/26	192,000	165,777
3.125% 9/1/23	52,000	51,129
3.25% 1/30/31	1,011,000	799,769
4.5% 12/1/28	489,000	428,365
6.75% 12/1/27	1,962,000	1,941,276
Corporate Office Properties LP:
2% 1/15/29	228,000	177,167
2.25% 3/15/26	209,000	184,496
2.75% 4/15/31	310,000	229,672
Crown Castle International Corp.:
1.35% 7/15/25	741,000	682,734
2.25% 1/15/31	199,000	164,926
3.25% 1/15/51	180,000	123,920
ERP Operating LP:
1.85% 8/1/31	500,000	400,839
3.25% 8/1/27	356,000	334,326
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	165,000	142,977
3.5% 8/1/26	172,000	159,999
Healthpeak Op LLC:
3% 1/15/30	343,000	300,756
3.25% 7/15/26	72,000	68,389
3.4% 2/1/25	13,000	12,598
3.5% 7/15/29	82,000	75,116
Hudson Pacific Properties LP 4.65% 4/1/29	972,000	682,108
Invitation Homes Operating Partnership LP 4.15% 4/15/32	799,000	716,221
Kimco Realty Op LLC:
1.9% 3/1/28	284,000	243,101
3.8% 4/1/27	110,000	104,437
4.125% 12/1/46	274,000	207,691
4.45% 9/1/47	142,000	114,385
Kite Realty Group Trust:
4% 3/15/25	783,000	744,396
4.75% 9/15/30	1,220,000	1,102,450
LXP Industrial Trust (REIT):
2.375% 10/1/31	83,000	63,920
2.7% 9/15/30	230,000	186,677
4.4% 6/15/24	181,000	177,127
National Retail Properties, Inc. 3% 4/15/52	234,000	146,234
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	786,000	574,892
3.375% 2/1/31	527,000	416,249
3.625% 10/1/29	742,000	621,944
4.375% 8/1/23	201,000	199,710
4.5% 1/15/25	556,000	532,714
4.5% 4/1/27	2,294,000	2,140,023
4.75% 1/15/28	801,000	742,301
4.95% 4/1/24	170,000	167,970
5.25% 1/15/26	714,000	701,330
Piedmont Operating Partnership LP 2.75% 4/1/32	184,000	126,350
Prologis LP:
1.625% 3/15/31	325,000	259,057
1.75% 2/1/31	807,000	652,411
2.125% 4/15/27	328,000	299,116
3.25% 10/1/26	128,000	123,679
Realty Income Corp.:
2.2% 6/15/28	100,000	88,179
2.85% 12/15/32	123,000	101,655
3.25% 1/15/31	128,000	112,753
3.4% 1/15/28	200,000	187,814
Retail Opportunity Investments Partnership LP:
4% 12/15/24	123,000	120,280
5% 12/15/23	93,000	91,921
Simon Property Group LP:
2.2% 2/1/31	731,000	587,447
2.45% 9/13/29	205,000	175,833
3.25% 9/13/49	320,000	217,775
3.375% 12/1/27	547,000	510,424
SITE Centers Corp.:
3.625% 2/1/25	284,000	268,701
4.25% 2/1/26	371,000	353,913
Store Capital Corp.:
2.75% 11/18/30	1,096,000	807,561
4.625% 3/15/29	225,000	199,558
Sun Communities Operating LP:
2.3% 11/1/28	210,000	179,212
2.7% 7/15/31	542,000	438,369
UDR, Inc. 2.1% 6/15/33	446,000	335,410
Ventas Realty LP:
3% 1/15/30	958,000	827,501
3.25% 10/15/26	96,000	89,722
3.5% 2/1/25	919,000	884,840
3.85% 4/1/27	260,000	245,422
4% 3/1/28	876,000	822,522
4.125% 1/15/26	235,000	227,902
4.375% 2/1/45	178,000	144,545
4.75% 11/15/30	1,258,000	1,201,831
4.875% 4/15/49	78,000	67,728
VICI Properties LP:
4.375% 5/15/25	99,000	95,838
4.75% 2/15/28	964,000	913,780
4.95% 2/15/30	1,228,000	1,152,315
5.125% 5/15/32	823,000	775,381
Vornado Realty LP 2.15% 6/1/26	237,000	189,916
Welltower Op LLC 4.95% 9/1/48	274,000	234,022
Weyerhaeuser Co. 4% 4/15/30	317,000	296,213
WP Carey, Inc.:
2.4% 2/1/31	477,000	389,265
3.85% 7/15/29	160,000	147,205
4% 2/1/25	673,000	651,766
		34,525,034
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 11/15/27	579,000	443,363
4.1% 10/1/24	637,000	587,419
4.55% 10/1/29	734,000	540,212
7.55% 3/15/28	2,672,000	2,396,311
CBRE Group, Inc.:
2.5% 4/1/31	699,000	556,522
4.875% 3/1/26	156,000	153,530
Digital Realty Trust LP 3.7% 8/15/27	219,000	202,085
Essex Portfolio LP:
3% 1/15/30	51,000	44,378
4% 3/1/29	167,000	157,231
Mid-America Apartments LP 3.95% 3/15/29	190,000	182,084
Tanger Properties LP:
2.75% 9/1/31	551,000	397,095
3.125% 9/1/26	767,000	696,283
3.875% 7/15/27	170,000	153,661
		6,510,174
TOTAL REAL ESTATE		41,035,208
UTILITIES - 1.6%
Electric Utilities - 0.9%
Alabama Power Co.:
1.45% 9/15/30	500,000	400,987
3.05% 3/15/32	828,000	730,027
3.7% 12/1/47	162,000	128,159
3.75% 3/1/45	27,000	21,719
4.15% 8/15/44	127,000	109,001
4.3% 7/15/48	161,000	139,206
5.2% 6/1/41	106,000	102,682
Appalachian Power Co.:
4.45% 6/1/45	165,000	140,437
4.5% 3/1/49	251,000	216,526
Baltimore Gas & Electric Co.:
2.9% 6/15/50	220,000	151,247
3.35% 7/1/23	78,000	77,601
3.5% 8/15/46	69,000	53,283
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	313,000	238,366
3.55% 8/1/42	52,000	42,547
4.25% 2/1/49	71,000	63,199
Cincinnati Gas & Electric Co. 4.3% 2/1/49	744,000	635,212
Cleco Corporate Holdings LLC:
3.375% 9/15/29	433,000	376,227
3.743% 5/1/26	1,810,000	1,719,733
Commonwealth Edison Co.:
3.1% 11/1/24	274,000	266,700
3.2% 11/15/49	467,000	342,344
3.65% 6/15/46	78,000	61,763
3.7% 3/1/45	85,000	68,102
3.75% 8/15/47	169,000	137,747
4% 3/1/48	187,000	158,834
4% 3/1/49	164,000	137,131
DTE Electric Co. 3.95% 3/1/49	100,000	84,125
Duke Energy Carolinas LLC:
2.85% 3/15/32	83,000	72,132
2.95% 12/1/26	165,000	155,799
3.2% 8/15/49	219,000	160,243
3.75% 6/1/45	55,000	44,572
3.875% 3/15/46	107,000	87,348
4% 9/30/42	103,000	88,037
Duke Energy Corp.:
2.45% 6/1/30	529,000	450,818
2.65% 9/1/26	366,000	342,315
3.75% 4/15/24	165,000	163,070
3.75% 9/1/46	250,000	194,199
3.95% 10/15/23	67,000	66,487
4.2% 6/15/49	260,000	212,599
4.8% 12/15/45	76,000	69,494
Duke Energy Florida LLC 3.4% 10/1/46	69,000	52,639
Duke Energy Progress LLC:
3.4% 4/1/32	334,000	303,311
4.15% 12/1/44	49,000	42,324
4.375% 3/30/44	55,000	48,920
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	166,000	134,489
2.775% 1/7/32 (b)	574,000	463,177
Entergy Corp.:
0.9% 9/15/25	464,000	417,764
2.8% 6/15/30	359,000	310,645
2.95% 9/1/26	129,000	121,194
3.75% 6/15/50	113,000	85,527
Entergy Louisiana LLC 4.2% 9/1/48	87,000	75,413
Entergy, Inc.:
3.55% 9/30/49	111,000	84,512
4% 3/30/29	485,000	469,435
Eversource Energy:
2.55% 3/15/31	440,000	374,439
2.8% 5/1/23	642,000	640,131
2.9% 10/1/24	234,000	225,607
3.35% 3/15/26	181,000	172,740
3.45% 1/15/50	122,000	92,364
Exelon Corp.:
2.75% 3/15/27	183,000	171,132
3.35% 3/15/32	222,000	197,767
3.95% 6/15/25	539,000	526,582
4.05% 4/15/30	218,000	207,979
4.1% 3/15/52	165,000	135,443
4.7% 4/15/50	97,000	87,916
5.1% 6/15/45	30,000	28,387
FirstEnergy Corp.:
1.6% 1/15/26	344,000	314,001
2.25% 9/1/30	370,000	305,326
3.4% 3/1/50	100,000	68,577
4.15% 7/15/27	233,000	221,933
5.1% 7/15/47	129,000	114,413
7.375% 11/15/31	430,000	482,328
Interstate Power and Light Co. 2.3% 6/1/30	381,000	318,679
IPALCO Enterprises, Inc.:
3.7% 9/1/24	271,000	263,307
4.25% 5/1/30	1,025,000	943,669
Northern States Power Co.:
2.6% 6/1/51	360,000	239,078
2.9% 3/1/50	327,000	230,933
3.4% 8/15/42	55,000	44,554
4.125% 5/15/44	123,000	107,871
NSTAR Electric Co. 3.2% 5/15/27	210,000	199,118
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	878,000	793,439
3.1% 9/15/49	525,000	386,221
3.8% 9/30/47	267,000	221,333
Pacific Gas & Electric Co.:
3.15% 1/1/26	400,355	373,526
3.25% 6/1/31	167,000	141,485
3.45% 7/1/25	166,815	158,985
3.5% 6/15/25	334,000	318,406
4.2% 6/1/41	834,000	657,693
4.55% 7/1/30	1,037,586	972,311
4.75% 2/15/44	33,000	26,485
PacifiCorp 3.6% 4/1/24	110,000	108,433
Potomac Electric Power Co. 6.5% 11/15/37	104,000	118,013
PPL Capital Funding, Inc. 3.1% 5/15/26	219,000	207,619
PPL Electric Utilities Corp.:
3% 10/1/49	364,000	262,007
4.15% 10/1/45	96,000	83,696
Progress Energy, Inc. 6% 12/1/39	143,000	147,212
Public Service Co. of Colorado:
2.9% 5/15/25	302,000	290,719
3.8% 6/15/47	127,000	104,691
Public Service Electric & Gas Co.:
2.45% 1/15/30	279,000	243,687
3.15% 1/1/50	315,000	235,047
3.65% 9/1/42	77,000	63,907
4% 6/1/44	137,000	114,889
Puget Sound Energy, Inc. 4.3% 5/20/45	176,000	152,023
Southern California Edison Co.:
2.25% 6/1/30	248,000	210,659
2.95% 2/1/51	550,000	370,303
4% 4/1/47	274,000	225,004
4.125% 3/1/48	194,000	160,399
Southern Co.:
3.25% 7/1/26	302,000	287,952
4.4% 7/1/46	201,000	175,171
Tampa Electric Co.:
4.45% 6/15/49	321,000	279,808
6.15% 5/15/37	172,000	180,832
Union Electric Co. 3.9% 9/15/42	101,000	85,085
Virginia Electric & Power Co.:
3.1% 5/15/25	110,000	105,552
3.3% 12/1/49	200,000	147,324
3.45% 2/15/24	75,000	73,985
3.8% 4/1/28	409,000	396,225
3.8% 9/15/47	225,000	179,577
4.2% 5/15/45	289,000	243,771
4.45% 2/15/44	75,000	66,403
4.6% 12/1/48	194,000	175,821
6% 5/15/37	55,000	59,018
Wisconsin Electric Power Co. 4.25% 6/1/44	129,000	109,788
Xcel Energy, Inc. 3.35% 12/1/26	82,000	78,096
		27,826,242
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	304,000	292,870
Nakilat, Inc. 6.067% 12/31/33 (b)	202,441	210,766
Southern California Gas Co. 2.6% 6/15/26	363,000	341,030
Southern Co. Gas Capital Corp. 3.95% 10/1/46	371,000	287,418
		1,132,084
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation, LLC 3.25% 6/1/25	334,000	321,986
Emera U.S. Finance LP:
3.55% 6/15/26	237,000	225,861
4.75% 6/15/46	143,000	115,980
The AES Corp.:
1.375% 1/15/26	4,000,000	3,599,177
2.45% 1/15/31	807,000	657,006
3.3% 7/15/25 (b)	1,079,000	1,022,686
3.95% 7/15/30 (b)	941,000	842,477
		6,785,173
Multi-Utilities - 0.4%
Ameren Illinois Co. 4.5% 3/15/49	207,000	191,666
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	274,000	260,116
3.7% 7/15/30	275,000	260,928
3.8% 7/15/48	274,000	220,079
4.05% 4/15/25	1,561,000	1,552,483
4.25% 10/15/50	237,000	203,766
4.5% 2/1/45	182,000	162,652
5.15% 11/15/43	212,000	207,994
CenterPoint Energy, Inc. 3.7% 9/1/49	167,000	127,342
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	99,000	91,205
3.875% 6/15/47	78,000	63,414
4.45% 3/15/44	219,000	195,978
4.5% 5/15/58	260,000	224,934
4.65% 12/1/48	287,000	262,477
5.5% 12/1/39	69,000	69,626
Delmarva Power & Light Co. 4% 6/1/42	110,000	89,509
Dominion Energy, Inc.:
3.375% 4/1/30	632,000	574,438
3.9% 10/1/25	354,000	345,322
4.9% 8/1/41	55,000	50,311
DTE Energy Co.:
2.85% 10/1/26	165,000	154,171
3.8% 3/15/27	370,000	355,480
NiSource, Inc.:
0.95% 8/15/25	374,000	340,245
1.7% 2/15/31	444,000	351,456
2.95% 9/1/29	1,074,000	954,439
3.49% 5/15/27	210,000	199,075
3.6% 5/1/30	1,800,000	1,660,882
3.95% 3/30/48	274,000	221,166
4.375% 5/15/47	131,000	113,825
4.8% 2/15/44	151,000	139,140
Puget Energy, Inc.:
3.65% 5/15/25	221,000	213,412
4.1% 6/15/30	1,710,000	1,578,941
4.224% 3/15/32	756,000	691,960
San Diego Gas & Electric Co. 4.5% 8/15/40	27,000	25,081
Sempra Energy:
3.25% 6/15/27	167,000	156,210
3.8% 2/1/38	233,000	200,672
4% 2/1/48	604,000	491,198
6% 10/15/39	27,000	28,448
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (c)(d)	295,000	237,068
		13,267,109
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	167,000	157,207
3.45% 6/1/29	167,000	156,237
6.593% 10/15/37	179,000	203,146
		516,590
TOTAL UTILITIES		49,527,198
TOTAL NONCONVERTIBLE BONDS (Cost $915,786,958)		878,039,030

U.S. Government and Government Agency Obligations - 42.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.5%
Fannie Mae:
0.375% 8/25/25	981,000	898,140
0.5% 6/17/25	1,103,000	1,019,295
0.625% 4/22/25	1,170,000	1,087,817
0.75% 10/8/27	581,000	509,698
0.875% 8/5/30	1,394,000	1,137,956
1.625% 10/15/24	616,000	591,913
1.75% 7/2/24	791,000	763,160
1.875% 9/24/26	366,000	342,461
2.125% 4/24/26	110,000	104,487
2.625% 9/6/24	110,000	107,386
2.875% 9/12/23	211,000	209,094
6.625% 11/15/30	334,000	395,713
Federal Home Loan Bank:
0.375% 9/4/25	245,000	225,076
0.5% 4/14/25	1,535,000	1,427,799
1.5% 8/15/24	135,000	129,583
2.5% 2/13/24	135,000	132,384
3.25% 11/16/28	650,000	632,909
5.5% 7/15/36	40,000	45,686
Freddie Mac:
0.25% 8/24/23	577,000	566,749
0.25% 12/4/23	1,462,000	1,417,839
0.375% 7/21/25	724,000	666,102
0.375% 9/23/25	818,000	747,329
2.75% 6/19/23	664,000	661,053
6.25% 7/15/32	211,000	251,523
6.75% 3/15/31	713,000	856,567
Tennessee Valley Authority:
0.75% 5/15/25	946,000	875,754
4.25% 9/15/65	204,000	191,561
5.25% 9/15/39	548,000	584,819
5.375% 4/1/56	148,000	167,274
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		16,747,127
U.S. Treasury Obligations - 42.1%
U.S. Treasury Bonds:
1.125% 5/15/40	15,985,600	10,637,293
1.75% 8/15/41	23,171,800	16,777,831
1.875% 11/15/51	14,846,000	10,109,198
2% 8/15/51	52,233,600	36,741,033
2.25% 2/15/52	11,359,700	8,470,964
2.375% 11/15/49	6,448,000	4,980,828
2.375% 5/15/51	8,558,600	6,572,069
2.875% 5/15/52	15,000,000	12,832,031
3% 2/15/47	15,804,500	13,753,002
3% 8/15/52	57,000,000	50,070,938
3.375% 8/15/42	78,200,000	73,422,469
3.625% 2/15/53	31,000,000	30,777,188
4% 11/15/42 (e)	14,000,000	14,380,625
U.S. Treasury Notes:
0.125% 6/30/23	6,837,100	6,762,539
0.125% 1/15/24	8,692,100	8,385,160
0.25% 9/30/23	6,294,000	6,158,777
0.25% 6/30/25	10,067,700	9,279,195
0.25% 7/31/25	32,270,100	29,634,288
0.25% 9/30/25	6,026,800	5,515,228
0.25% 10/31/25	6,277,200	5,723,286
0.375% 10/31/23	12,586,300	12,278,526
0.375% 11/30/25	12,167,400	11,098,950
0.375% 12/31/25	8,362,600	7,622,379
0.375% 7/31/27	8,695,100	7,553,528
0.5% 11/30/23	8,625,700	8,388,830
0.5% 3/31/25	14,856,100	13,856,215
0.5% 10/31/27	12,237,600	10,618,986
0.625% 10/15/24	6,792,700	6,424,408
0.625% 7/31/26	6,372,400	5,748,104
0.75% 11/15/24	9,198,200	8,695,533
0.75% 3/31/26	16,609,700	15,195,929
0.75% 8/31/26	16,677,700	15,072,471
0.875% 1/31/24	8,330,800	8,067,534
0.875% 9/30/26	14,753,700	13,361,320
1% 12/15/24	14,172,600	13,430,199
1.125% 10/31/26	11,868,500	10,824,906
1.125% 2/29/28	9,043,800	8,031,672
1.125% 8/31/28	17,817,900	15,645,647
1.25% 12/31/26	10,596,100	9,678,875
1.25% 5/31/28	19,521,400	17,358,032
1.25% 6/30/28	12,849,100	11,404,580
1.375% 1/31/25	8,268,800	7,869,249
1.5% 10/31/24	7,620,500	7,300,201
1.5% 1/31/27	18,609,600	17,132,463
1.5% 11/30/28	362,300	323,169
1.5% 2/15/30	24,988,100	21,905,583
1.625% 9/30/26	12,924,100	12,029,005
1.75% 7/31/24	6,198,300	5,986,202
1.75% 12/31/24	11,637,400	11,164,631
2.25% 3/31/24	20,141,200	19,676,221
2.25% 4/30/24	12,287,400	11,984,055
2.25% 2/15/27	6,285,100	5,954,396
2.25% 8/15/27	18,256,900	17,222,105
2.25% 11/15/27	8,316,200	7,822,426
2.5% 1/31/24	13,133,500	12,893,403
2.625% 5/31/27	50,000,000	47,941,406
2.625% 7/31/29	30,000,000	28,373,438
2.75% 4/30/27	9,654,600	9,304,998
2.75% 7/31/27	25,000,000	24,076,172
2.75% 8/15/32	9,228,000	8,684,413
2.875% 9/30/23	7,504,500	7,439,129
2.875% 5/15/32	6,902,000	6,568,224
3.5% 1/31/30	10,000,000	9,959,375
3.5% 2/15/33	86,600,000	86,735,284
3.875% 1/15/26	3,700,000	3,701,156
3.875% 11/30/27	4,000,000	4,041,562
3.875% 11/30/29	55,000,000	55,951,758
4% 2/29/28	30,000,000	30,541,406
4% 10/31/29	58,593,000	60,005,183
4% 2/28/30	52,000,000	53,373,125
4.125% 10/31/27	45,000,000	45,863,086
4.125% 11/15/32	35,000,000	36,777,344
4.375% 10/31/24	1,300,000	1,301,523
4.625% 3/15/26	9,230,000	9,440,559
TOTAL U.S. TREASURY OBLIGATIONS		1,280,682,816
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,329,056,950)		1,297,429,943

U.S. Government Agency - Mortgage Securities - 30.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.6%
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (c)(d)	738	749
12 month U.S. LIBOR + 1.510% 3.788% 11/1/34 (c)(d)	52,729	53,444
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	881	900
12 month U.S. LIBOR + 1.630% 3.601% 11/1/36 (c)(d)	9,904	10,057
12 month U.S. LIBOR + 1.640% 2.533% 4/1/41 (c)(d)	12,208	12,397
12 month U.S. LIBOR + 1.700% 3.187% 6/1/42 (c)(d)	7,003	7,184
12 month U.S. LIBOR + 1.730% 3.716% 5/1/36 (c)(d)	6,911	7,063
12 month U.S. LIBOR + 1.750% 3.999% 7/1/35 (c)(d)	691	700
12 month U.S. LIBOR + 1.780% 4.163% 2/1/36 (c)(d)	2,769	2,803
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	3,154	3,237
12 month U.S. LIBOR + 1.810% 4.051% 7/1/41 (c)(d)	4,488	4,621
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	2,308	2,364
12 month U.S. LIBOR + 1.820% 4.195% 12/1/35 (c)(d)	2,786	2,832
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	1,880	1,854
12 month U.S. LIBOR + 1.880% 3.999% 11/1/34 (c)(d)	4,332	4,409
12 month U.S. LIBOR + 1.950% 3.622% 9/1/36 (c)(d)	5,164	5,237
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	1,950	2,011
6 month U.S. LIBOR + 1.310% 3.438% 5/1/34 (c)(d)	4,138	4,126
6 month U.S. LIBOR + 1.420% 3.572% 9/1/33 (c)(d)	7,291	7,238
6 month U.S. LIBOR + 1.550% 4.627% 10/1/33 (c)(d)	481	486
6 month U.S. LIBOR + 1.560% 5.64% 7/1/35 (c)(d)	819	830
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (c)(d)	7,485	7,623
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	670	682
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.361% 8/1/36 (c)(d)	8,562	8,741
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (c)(d)	1,254	1,283
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.165% 5/1/35 (c)(d)	1,633	1,671
1.5% 9/1/35 to 6/1/51 (f)	11,633,471	9,763,332
2% 5/1/23 to 4/1/52	44,193,886	38,600,850
2.5% 7/1/26 to 2/1/52	53,323,784	47,077,932
3% 8/1/26 to 5/1/52 (e)(g)	39,581,109	36,372,705
3.5% 5/1/28 to 6/1/52 (e)	21,384,416	20,259,960
4% 7/1/30 to 9/1/52	16,448,693	15,955,484
4.5% to 4.5% 5/1/23 to 2/1/53 (e)	16,377,889	16,236,123
5% 6/1/23 to 12/1/52	9,789,779	9,894,637
5.5% 12/1/23 to 12/1/52	4,300,445	4,391,028
6% to 6% 11/1/32 to 12/1/52	2,543,476	2,623,945
6.5% 12/1/23 to 10/1/39	195,171	206,966
7% to 7% 11/1/23 to 2/1/32	9,227	9,469
7.5% to 7.5% 9/1/25 to 11/1/31	11,463	12,006
TOTAL FANNIE MAE		201,558,979
Freddie Mac - 3.5%
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(d)	5,686	5,694
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	877	898
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	3,452	3,515
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(d)	7,074	7,241
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	7,401	7,592
12 month U.S. LIBOR + 1.910% 3.791% 6/1/41 (c)(d)	8,868	9,100
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	2,271	2,333
12 month U.S. LIBOR + 1.940% 4.098% 9/1/37 (c)(d)	4,841	4,956
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	71	72
12 month U.S. LIBOR + 2.160% 4.41% 11/1/35 (c)(d)	1,146	1,166
6 month U.S. LIBOR + 1.650% 4.446% 4/1/35 (c)(d)	4,787	4,865
6 month U.S. LIBOR + 2.680% 5.685% 10/1/35 (c)(d)	807	833
U.S. TREASURY 1 YEAR INDEX + 1.710% 3.835% 3/1/36 (c)(d)	46,985	47,235
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.336% 12/1/35 (c)(d)	17,492	17,835
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	727	738
U.S. TREASURY 1 YEAR INDEX + 2.250% 4.149% 3/1/35 (c)(d)	8,300	8,426
1.5% 7/1/35 to 12/1/50	10,617,173	9,186,832
2% 6/1/23 to 8/1/52	18,351,903	15,529,660
2% 9/1/35	263,396	238,663
2% 10/1/35	1,709,012	1,548,538
2.5% 2/1/27 to 3/1/52	27,045,542	23,917,849
3% 10/1/26 to 1/1/52	13,762,837	12,706,215
3% 8/1/47	5,442	4,969
3.5% 4/1/28 to 7/1/52	14,610,502	13,928,626
3.5% 8/1/47	5,366	5,065
3.5% 9/1/47	253,087	239,429
4% 8/1/33 to 8/1/52	7,106,337	6,887,956
4.5% 5/1/23 to 9/1/52	4,904,934	4,895,446
5% 4/1/23 to 1/1/53 (e)	10,375,412	10,487,797
5.5% 5/1/23 to 3/1/53	5,461,297	5,580,835
6% 4/1/32 to 8/1/37	51,047	53,143
6.5% 8/1/36 to 12/1/37	2,384	2,548
7.5% 8/1/26 to 9/1/31	1,304	1,385
8% 5/1/27	27	28
8.5% 5/1/27 to 1/1/28	216	224
TOTAL FREDDIE MAC		105,337,707
Ginnie Mae - 5.0%
3.5% 12/15/40 to 6/20/51	13,691,961	13,048,455
4% 1/15/25 to 10/20/48	5,113,975	5,021,147
5% 1/20/39 to 4/20/49	1,406,801	1,436,426
6.5% 4/15/35 to 1/15/39	24,729	26,387
7% 1/15/28 to 7/15/32	35,993	37,594
7.5% to 7.5% 12/15/25 to 10/15/28	5,756	5,957
8% 3/15/30 to 9/15/30	865	921
1.5% 3/20/51 to 12/20/51	300,071	243,203
2% 10/20/50 to 11/20/51	28,802,834	24,525,188
2% 4/1/53 (h)	2,000,000	1,698,155
2% 4/1/53 (h)	300,000	254,723
2% 4/1/53 (h)	5,300,000	4,500,111
2% 4/1/53 (h)	1,500,000	1,273,616
2% 4/1/53 (h)	12,000,000	10,188,930
2% 4/1/53 (h)	2,450,000	2,080,240
2% 4/1/53 (h)	1,800,000	1,528,340
2% 4/1/53 (h)	300,000	254,723
2% 4/1/53 (h)	1,250,000	1,061,347
2% 4/1/53 (h)	300,000	254,723
2% 4/1/53 (h)	3,900,000	3,311,402
2% 4/1/53 (h)	2,000,000	1,698,155
2% 5/1/53 (h)	4,700,000	3,994,703
2% 5/1/53 (h)	4,150,000	3,527,238
2% 6/1/53 (h)	4,950,000	4,212,989
2.5% 7/20/43 to 5/20/52	25,239,926	22,318,436
2.5% 4/1/53 (h)	150,000	132,028
2.5% 4/1/53 (h)	1,300,000	1,144,242
2.5% 4/1/53 (h)	1,550,000	1,364,288
2.5% 4/1/53 (h)	400,000	352,074
2.5% 4/1/53 (h)	700,000	616,130
2.5% 4/1/53 (h)	350,000	308,065
2.5% 4/1/53 (h)	400,000	352,074
2.5% 5/1/53 (h)	900,000	792,835
2.5% 5/1/53 (h)	1,200,000	1,057,114
2.5% 6/1/53 (h)	1,500,000	1,322,974
3% 7/15/42 to 6/20/51	12,829,989	11,837,189
3% 4/1/53 (h)	1,100,000	1,000,633
3% 4/1/53 (h)	1,200,000	1,091,599
3% 4/1/53 (h)	1,900,000	1,728,366
3% 4/1/53 (h)	950,000	864,183
3% 4/1/53 (h)	2,400,000	2,183,199
3% 4/1/53 (h)	1,950,000	1,773,849
3% 4/1/53 (h)	1,100,000	1,000,633
3% 4/1/53 (h)	450,000	409,350
3% 5/1/53 (h)	1,100,000	1,001,191
3% 5/1/53 (h)	1,100,000	1,001,191
3% 5/1/53 (h)	1,125,000	1,023,946
3% 5/1/53 (h)	3,575,000	3,253,872
4% 4/1/53 (h)	750,000	722,002
4% 4/1/53 (h)	2,900,000	2,791,741
4.5% to 4.5% 11/20/33 to 5/20/51	3,419,544	3,424,230
4.5% 4/1/53 (h)	800,000	787,967
5% 4/1/53 (h)	3,000,000	3,003,057
5.5% 12/20/32 to 12/20/48	259,859	269,595
6% to 6% 5/20/34 to 12/15/40	96,965	102,161
TOTAL GINNIE MAE		153,214,887
Uniform Mortgage Backed Securities - 15.8%
1.5% 4/1/38 (h)	3,400,000	2,990,270
1.5% 4/1/38 (h)	3,250,000	2,858,346
1.5% 4/1/38 (h)	875,000	769,555
1.5% 4/1/53 (h)	10,750,000	8,441,676
1.5% 5/1/53 (h)	10,750,000	8,455,114
2% 4/1/38 (h)	900,000	812,698
2% 4/1/38 (h)	900,000	812,698
2% 4/1/53 (h)	3,900,000	3,222,495
2% 4/1/53 (h)	2,100,000	1,735,190
2% 4/1/53 (h)	1,300,000	1,074,165
2% 4/1/53 (h)	6,500,000	5,370,825
2% 4/1/53 (h)	1,500,000	1,239,421
2% 4/1/53 (h)	12,000,000	9,915,370
2% 4/1/53 (h)	1,650,000	1,363,363
2% 4/1/53 (h)	1,800,000	1,487,305
2% 4/1/53 (h)	24,500,000	20,243,880
2% 4/1/53 (h)	1,500,000	1,239,421
2% 4/1/53 (h)	17,850,000	14,749,112
2% 4/1/53 (h)	14,150,000	11,691,873
2% 4/1/53 (h)	5,400,000	4,461,916
2% 4/1/53 (h)	2,100,000	1,735,190
2% 4/1/53 (h)	2,600,000	2,148,330
2% 4/1/53 (h)	7,000,000	5,783,966
2% 4/1/53 (h)	8,750,000	7,229,957
2% 4/1/53 (h)	3,900,000	3,222,495
2% 5/1/53 (h)	17,100,000	14,145,433
2% 5/1/53 (h)	8,600,000	7,114,077
2% 5/1/53 (h)	16,900,000	13,979,989
2% 5/1/53 (h)	10,450,000	8,644,431
2% 5/1/53 (h)	9,950,000	8,230,822
2.5% 4/1/38 (h)	600,000	556,430
2.5% 4/1/38 (h)	800,000	741,906
2.5% 4/1/53 (h)	2,150,000	1,853,115
2.5% 4/1/53 (h)	2,200,000	1,896,211
2.5% 4/1/53 (h)	1,700,000	1,465,254
2.5% 4/1/53 (h)	2,200,000	1,896,211
2.5% 4/1/53 (h)	3,700,000	3,189,081
2.5% 4/1/53 (h)	1,300,000	1,120,488
2.5% 4/1/53 (h)	40,000,000	34,476,556
2.5% 4/1/53 (h)	4,450,000	3,835,517
2.5% 4/1/53 (h)	8,700,000	7,498,651
2.5% 4/1/53 (h)	5,250,000	4,525,048
2.5% 4/1/53 (h)	5,200,000	4,481,952
2.5% 4/1/53 (h)	800,000	689,531
2.5% 4/1/53 (h)	6,100,000	5,257,675
2.5% 4/1/53 (h)	2,600,000	2,240,976
2.5% 4/1/53 (h)	2,300,000	1,982,402
2.5% 4/1/53 (h)	1,700,000	1,465,254
2.5% 5/1/53 (h)	17,500,000	15,097,849
3% 4/1/53 (h)	2,000,000	1,793,438
3% 4/1/53 (h)	800,000	717,375
3% 4/1/53 (h)	6,850,000	6,142,527
3% 4/1/53 (h)	1,700,000	1,524,423
3% 4/1/53 (h)	500,000	448,360
3% 4/1/53 (h)	8,050,000	7,218,590
3% 4/1/53 (h)	2,700,000	2,421,142
3% 4/1/53 (h)	2,500,000	2,241,798
3% 4/1/53 (h)	1,150,000	1,031,227
3% 4/1/53 (h)	4,200,000	3,766,221
3% 5/1/53 (h)	6,850,000	6,147,611
3.5% 4/1/38 (h)	975,000	943,008
3.5% 4/1/53 (h)	15,925,000	14,790,336
3.5% 4/1/53 (h)	1,700,000	1,578,874
3.5% 4/1/53 (h)	7,900,000	7,337,121
3.5% 4/1/53 (h)	1,800,000	1,671,749
3.5% 4/1/53 (h)	200,000	185,750
3.5% 4/1/53 (h)	300,000	278,625
3.5% 4/1/53 (h)	4,025,000	3,738,217
4% 4/1/38 (h)	350,000	344,545
4% 4/1/53 (h)	750,000	717,246
4% 4/1/53 (h)	2,575,000	2,462,545
4% 4/1/53 (h)	3,425,000	3,275,424
4% 4/1/53 (h)	6,100,000	5,833,602
4% 4/1/53 (h)	4,725,000	4,518,651
4% 4/1/53 (h)	5,575,000	5,331,530
4% 4/1/53 (h)	2,600,000	2,486,453
4% 4/1/53 (h)	1,300,000	1,243,227
4% 5/1/53 (h)	6,750,000	6,457,853
4% 5/1/53 (h)	5,600,000	5,357,626
4.5% 4/1/53 (h)	16,200,000	15,868,399
4.5% 4/1/53 (h)	2,600,000	2,546,780
4.5% 4/1/53 (h)	600,000	587,718
4.5% 4/1/53 (h)	1,400,000	1,371,343
5% 4/1/38 (h)	600,000	604,125
5% 4/1/38 (h)	1,000,000	1,006,875
5% 4/1/38 (h)	9,600,000	9,665,998
5% 5/1/38 (h)	6,700,000	6,745,014
5% 4/1/53 (h)	3,000,000	2,991,444
5% 4/1/53 (h)	1,600,000	1,595,437
5% 4/1/53 (h)	1,750,000	1,745,009
5% 4/1/53 (h)	3,000,000	2,991,444
5.5% 4/1/53 (h)	3,850,000	3,889,101
5.5% 4/1/53 (h)	350,000	353,555
5.5% 4/1/53 (h)	800,000	808,125
5.5% 4/1/53 (h)	1,900,000	1,919,296
5.5% 4/1/53 (h)	2,250,000	2,272,851
5.5% 4/1/53 (h)	2,400,000	2,424,374
5.5% 4/1/53 (h)	350,000	353,555
5.5% 5/1/53 (h)	2,500,000	2,524,511
5.5% 5/1/53 (h)	2,500,000	2,524,511
5.5% 5/1/53 (h)	1,800,000	1,817,648
5.5% 5/1/53 (h)	3,700,000	3,736,276
5.5% 5/1/53 (h)	1,900,000	1,918,628
5.5% 5/1/53 (h)	18,800,000	18,984,323
5.5% 5/1/53 (h)	1,100,000	1,110,785
5.5% 5/1/53 (h)	8,200,000	8,280,396
5.5% 5/1/53 (h)	2,300,000	2,322,550
5.5% 6/1/53 (h)	6,200,000	6,258,608
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		480,663,263
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $955,689,256)		940,774,836

Asset-Backed Securities - 4.1%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	323,283	205,286
Series 2019-1 Class A, 3.844% 5/15/39 (b)	230,096	164,445
Series 2019-2 Class A, 3.376% 10/16/39 (b)	596,133	470,557
Series 2021-1A Class A, 2.95% 11/16/41 (b)	674,275	607,535
Series 2021-2A Class A, 2.798% 1/15/47 (b)	1,264,361	1,084,860
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	12,460,429	12,192,774
AIMCO CLO Series 2021-AA Class AR2, 3 month U.S. LIBOR + 1.140% 5.9324% 10/17/34 (b)(c)(d)	313,000	303,621
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.9224% 10/17/34 (b)(c)(d)	524,413	510,636
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.7977% 4/20/34 (b)(c)(d)	2,044,526	1,982,444
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (b)(c)(d)	667,851	654,442
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.9477% 7/20/34 (b)(c)(d)	627,261	609,850
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	189,606	159,320
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.1124% 10/15/32 (b)(c)(d)	1,079,534	1,063,054
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.8477% 4/25/34 (b)(c)(d)	425,583	412,495
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9224% 7/15/34 (b)(c)(d)	1,132,637	1,107,085
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9876% 1/15/35 (b)(c)(d)	1,304,759	1,265,670
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.8624% 4/15/34 (b)(c)(d)	889,718	863,982
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.0424% 4/17/33 (b)(c)(d)	964,629	946,590
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/36 (b)(c)(d)	14,190,185	13,804,496
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.8377% 4/25/34 (b)(c)(d)	934,550	910,180
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.0277% 1/20/32 (b)(c)(d)	847,650	835,953
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.9576% 1/17/35 (b)(c)(d)	1,072,148	1,043,261
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9224% 1/15/35 (b)(c)(d)	799,679	774,892
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	788,192	705,440
Class AA, 2.487% 12/16/41 (b)(c)	67,585	64,714
Series 2021-1A Class A, 2.443% 7/15/46 (b)	953,971	826,902
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.7824% 4/15/29 (b)(c)(d)	1,830,280	1,809,202
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	283,000	262,568
Series 2022-A3 Class A, 4.95% 10/15/27	2,620,000	2,645,372
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	597,222	577,354
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	497,273	441,917
Class B, 5.095% 4/15/39 (b)	272,765	197,449
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	293,421	264,988
Series 2021-1A Class A, 3.474% 1/15/46 (b)	191,243	176,080
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(d)	799,316	781,924
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.959% 4/20/35 (b)(c)(d)	3,994,984	3,885,785
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(d)	490,758	475,902
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (b)(c)(d)	772,931	746,668
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.9777% 10/20/34 (b)(c)(d)	795,912	771,263
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	128,000	127,111
Series 2018-A7 Class A7, 3.96% 10/13/30	442,000	428,960
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.0077% 4/20/34 (b)(c)(d)	853,929	828,492
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 6.3586% 7/24/34 (b)(c)(d)	3,009,000	2,960,919
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.1177% 1/20/34 (b)(c)(d)	1,117,642	1,093,006
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	719,150	668,966
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/48 (b)	1,915,000	1,813,802
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.939% 4/20/35 (b)(c)(d)	558,807	542,570
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(d)	778,431	756,752
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.0147% 1/18/32 (b)(c)(d)	2,847,981	2,808,724
Dryden Senior Loan Fund:
Series 2018-58A Class A1, 3 month U.S. LIBOR + 1.000% 5.7924% 7/17/31 (b)(c)(d)	813,000	801,017
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.9724% 4/17/33 (b)(c)(d)	839,984	824,120
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/35 (b)(c)(d)	702,984	681,823
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.0453% 2/20/35 (b)(c)(d)	418,048	404,946
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	362,417	356,313
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 1/15/35 (b)(c)(d)	1,957,851	1,911,468
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.9076% 7/19/34 (b)(c)(d)	570,249	557,144
Class AR, 3 month U.S. LIBOR + 1.080% 5.9516% 11/16/34 (b)(c)(d)	816,255	799,637
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.2153% 11/20/33 (b)(c)(d)	1,017,886	1,000,268
GM Financial Consumer Automobile Receivables Trust:
Series 2021-1 Class A3, 0.35% 10/16/25	413,582	402,467
Series 2022-2 Class A3, 3.1% 2/16/27	3,100,000	3,001,209
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	301,451	262,072
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	279,950	241,219
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.9453% 10/22/34 (b)(c)(d)	560,077	544,246
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9619% 4/15/35 (b)(c)(d)	1,298,569	1,270,763
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.0024% 1/15/33 (b)(c)(d)	401,849	395,976
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.7353% 1/22/28 (b)(c)(d)	470,213	466,263
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME TERM SOFR 3 MONTH INDEX + 1.400% 6.0346% 4/19/34 (b)(c)(d)	1,795,369	1,756,546
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.9153% 1/22/35 (b)(c)(d)	910,439	879,804
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.9124% 7/15/34 (b)(c)(d)	1,248,118	1,220,156
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(d)	965,191	940,357
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.8277% 4/20/34 (b)(c)(d)	746,434	727,989
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.7824% 1/15/34 (b)(c)(d)	779,838	765,542
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (b)	358,969	354,958
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	182,599	181,371
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.8777% 10/20/30 (b)(c)(d)	2,160,742	2,134,476
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.0903% 1/25/36 (c)(d)	18,582	18,159
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9377% 10/20/34 (b)(c)(d)	1,605,558	1,568,985
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	589,208	509,822
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	645,480	578,298
Class A2II, 4.008% 12/5/51 (b)	577,170	480,736
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	529,265	447,774
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.9277% 4/20/34 (b)(c)(d)	1,066,406	1,042,660
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.9976% 1/15/37 (b)(c)(d)	1,078,307	1,061,723
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	556,055	465,541
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	779,000	737,637
1.884% 7/15/50 (b)	300,000	270,830
2.328% 7/15/52 (b)	229,000	203,380
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 6.389% 7/20/30 (b)(c)(d)	464,897	462,445
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.9735% 4/23/35 (b)(c)(d)	1,115,802	1,098,869
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.7524% 4/16/31 (b)(c)(d)	6,449,000	6,358,417
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.7776% 4/19/34 (b)(c)(d)	947,359	920,120
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (b)(c)(d)	875,909	856,106
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.7053% 9/25/34 (c)(d)	873	828
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	612,733	515,755
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	802,737	657,193
Toyota Auto Receivables Owner Trust Series 2022-C Class A3, 3.76% 4/15/27	3,850,000	3,773,594
Upstart Securitization Trust 3.12% 3/20/32 (b)	213,014	207,741
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 2.400% 6.4714% 10/20/34 (b)(c)(d)	2,667,000	2,669,974
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	2,008,000	1,900,304
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.0777% 7/20/32 (b)(c)(d)	4,522,785	4,468,905
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (b)(c)(d)	522,906	511,362
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(d)	1,070,174	1,042,397
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 7/16/34 (b)(c)(d)	528,055	515,035
TOTAL ASSET-BACKED SECURITIES (Cost $125,078,495)		124,862,998

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	679,996	607,424
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	1,014,602	859,152
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)	1,715,429	1,654,988
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	311,543	295,395
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	291,023	281,858
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	2,586,500	2,529,401
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	1,001,070	947,494
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	3,360,724	3,068,897
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	371,884	332,779
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	619,362	587,165
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	250,370	241,105
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	3,466,839	3,221,844
TOTAL PRIVATE SPONSOR		14,627,502
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,383	2,388
Series 1999-57 Class PH, 6.5% 12/25/29	8,303	8,474
TOTAL U.S. GOVERNMENT AGENCY		10,862
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,192,769)		14,638,364

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 5.978% 1/15/39 (b)(c)(d)	497,039	477,341
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	484,000	444,759
Series 2019-BPR Class BNM, 3.465% 11/5/32 (b)	109,000	91,413
BANK:
sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	515,563	495,983
Series 2018-BN10 Class A5, 3.688% 2/15/61	48,347	45,145
Series 2018-BN14 Class ASB, 4.185% 9/15/60	385,000	374,623
Series 2019-BN21 Class A5, 2.851% 10/17/52	82,630	71,588
Series 2020-BN25 Class A5, 2.649% 1/15/63	462,410	394,593
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,148,351	914,511
Series 2021-BN35 Class A5, 2.285% 6/15/64	567,169	457,984
Series 2022-BNK41 Class A4, 3.7901% 4/15/65 (c)	963,521	871,279
Series 2023-5YR1:
Class A2, 5.779% 3/15/56	1,400,000	1,414,000
Class A3, 6.26% 3/15/56	2,100,000	2,163,000
Series 2021-BN33 Class XA, 1.0569% 5/15/64 (c)(i)	12,050,209	695,996
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	722,307	583,701
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	172,167	163,319
Series 2019-B10 Class A4, 3.717% 3/15/62	159,609	146,506
Series 2020-B19 Class A5, 1.85% 9/15/53	468,749	372,984
Series 2021-B24 Class A5, 2.5843% 3/15/54	700,621	576,322
Series 2018-B8 Class A5, 4.2317% 1/15/52	1,180,306	1,114,432
Series 2019-B12 Class A5, 3.1156% 8/15/52	726,144	640,537
Series 2019-B9 Class A5, 4.0156% 3/15/52	642,936	599,594
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.9915% 11/15/28 (b)(c)(d)	441,000	436,898
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.7251% 4/15/37 (b)(c)(d)	2,535,445	2,436,118
Class B, CME Term SOFR 1 Month Index + 2.440% 7.2741% 4/15/37 (b)(c)(d)	841,247	802,756
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.3741% 10/15/36 (b)(c)(d)	1,109,960	1,063,818
Class B, 1 month U.S. LIBOR + 0.890% 5.5838% 10/15/36 (b)(c)(d)	162,246	153,523
Class C, 1 month U.S. LIBOR + 1.090% 5.7836% 10/15/36 (b)(c)(d)	217,124	202,872
Class D, 1 month U.S. LIBOR + 1.290% 5.9833% 10/15/36 (b)(c)(d)	210,720	193,859
Class E, 1 month U.S. LIBOR + 1.940% 6.6325% 10/15/36 (b)(c)(d)	732,746	674,570
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.84% 2/15/39 (b)(c)(d)	1,156,306	1,113,173
Class B, CME Term SOFR 1 Month Index + 1.310% 6.1394% 2/15/39 (b)(c)(d)	412,006	397,742
Class C, CME Term SOFR 1 Month Index + 1.560% 6.3888% 2/15/39 (b)(c)(d)	412,006	391,626
Class D, CME Term SOFR 1 Month Index + 1.960% 6.7879% 2/15/39 (b)(c)(d)	412,006	385,508
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.31% 9/15/37 (b)(c)(d)	186,445	172,116
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.984% 4/15/34 (b)(c)(d)	412,398	395,007
Class C, 1 month U.S. LIBOR + 1.600% 6.284% 4/15/34 (b)(c)(d)	272,629	259,103
Class D, 1 month U.S. LIBOR + 1.900% 6.584% 4/15/34 (b)(c)(d)	286,192	270,573
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.0216% 10/15/36 (b)(c)(d)	4,695,086	4,607,785
Class C, CME Term SOFR 1 Month Index + 1.360% 6.1916% 10/15/36 (b)(c)(d)	415,223	405,948
Class D, CME Term SOFR 1 Month Index + 1.560% 6.3916% 10/15/36 (b)(c)(d)	1,077,637	1,047,073
Class E, CME Term SOFR 1 Month Index + 1.910% 6.7416% 10/15/36 (b)(c)(d)	826,282	802,328
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.3199% 10/15/26 (b)(c)(d)	3,200,000	3,061,973
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.9921% 10/15/39 (b)(c)(d)	1,629,000	1,608,582
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.3181% 4/15/37 (b)(c)(d)	975,577	953,268
Class B, CME Term SOFR 1 Month Index + 1.940% 6.7671% 4/15/37 (b)(c)(d)	497,343	483,478
Class C, CME Term SOFR 1 Month Index + 2.290% 7.1171% 4/15/37 (b)(c)(d)	112,287	108,031
Class D, CME Term SOFR 1 Month Index + 2.830% 7.6661% 4/15/37 (b)(c)(d)	94,023	87,983
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.684% 4/15/34 (b)(c)(d)	1,194,934	1,162,331
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.8616% 10/15/36 (b)(c)(d)	2,806,287	2,774,446
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 5.754% 12/15/37 (b)(c)(d)	2,145,000	2,113,978
Class B, 1 month U.S. LIBOR + 1.250% 5.934% 12/15/37 (b)(c)(d)	1,400,000	1,368,330
Class E, 1 month U.S. LIBOR + 2.150% 6.834% 12/15/37 (b)(c)(d)	520,000	501,711
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,198,924	1,057,289
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.804% 6/15/34 (b)(c)(d)	990,612	962,268
Class B, 1 month U.S. LIBOR + 1.500% 6.184% 6/15/34 (b)(c)(d)	195,056	187,090
Class C, 1 month U.S. LIBOR + 1.750% 6.434% 6/15/34 (b)(c)(d)	220,357	206,957
CIM Retail Portfolio Trust floater Series 2021-RETL Class D, 1 month U.S. LIBOR + 3.050% 7.735% 8/15/36 (b)(c)(d)	106,645	105,411
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	825,999	797,435
Series 2015-GC29 Class A4, 3.192% 4/10/48	311,943	297,414
Series 2015-P1 Class A5, 3.717% 9/15/48	160,809	154,040
Series 2016-C1 Class A4, 3.209% 5/10/49	508,851	475,554
Series 2016-P4 Class A4, 2.902% 7/10/49	589,456	543,965
Series 2019-C7 Class A4, 3.102% 12/15/72	2,911,044	2,547,016
COMM Mortgage Trust:
sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	158,730	154,259
Series 2013-CR13 Class AM, 4.449% 11/10/46	738,856	725,945
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	452,842	447,011
Series 2014-CR14 Class AM, 4.526% 2/10/47 (c)	909,306	888,680
Series 2015-CR22 Class A5, 3.309% 3/10/48	532,572	509,626
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 5.664% 5/15/36 (b)(c)(d)	498,759	493,713
Class B, 1 month U.S. LIBOR + 1.230% 5.914% 5/15/36 (b)(c)(d)	520,705	512,144
Class C, 1 month U.S. LIBOR + 1.430% 6.114% 5/15/36 (b)(c)(d)	813,975	799,564
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	242,022	217,368
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	462,377	444,326
Class B, 4.5349% 4/15/36 (b)	142,154	134,991
Class D, 4.782% 4/15/36 (b)(c)	190,753	178,059
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	344,472	330,480
Series 2019-C17:
Class A4, 2.7628% 9/15/52	516,958	442,078
Class A5, 3.0161% 9/15/52	516,958	451,772
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.386% 11/15/38 (b)(c)(d)	1,497,765	1,433,921
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.765% 7/15/38 (b)(c)(d)	779,978	756,011
Class B, 1 month U.S. LIBOR + 1.380% 6.065% 7/15/38 (b)(c)(d)	1,574,598	1,525,228
Class C, 1 month U.S. LIBOR + 1.700% 6.385% 7/15/38 (b)(c)(d)	203,048	196,641
Class D, 1 month U.S. LIBOR + 2.250% 6.935% 7/15/38 (b)(c)(d)	11,297,473	10,759,106
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	263,000	254,000
Series 2015-K051 Class A2, 3.308% 9/25/25	415,000	402,923
Series 2016-K054 Class A2, 2.745% 1/25/26	1,287,022	1,231,253
Series 2016-K057 Class A2, 2.57% 7/25/26	437,441	414,522
Series 2020-K104 Class A2, 2.253% 1/25/30	2,053,820	1,820,312
Series 2020-K116 Class A2, 1.378% 7/25/30	1,745,881	1,437,009
Series 2020-K117 Class A2, 1.406% 8/25/30	890,789	733,247
Series 2020-K118 Class A2, 1.493% 9/25/30	423,042	349,944
Series 2020-K121 Class A2, 1.547% 10/25/30	593,860	491,411
Series 2021-K125 Class A2, 1.846% 1/25/31	230,204	194,136
Series 2021-K126 Class A2, 2.074% 1/25/31	327,624	281,137
Series 2021-K130 Class A2, 1.723% 6/25/31	281,917	233,630
Series 2021-K136 Class A2, 2.127% 11/25/31	1,700,998	1,443,043
Series 2022-150 Class A2, 3.71% 9/25/32	1,300,000	1,246,425
Series 2022-K141 Class A2, 2.25% 2/25/32	521,000	445,007
Series 2022-K142 Class A2, 2.4% 3/25/32	2,531,000	2,203,331
Series 2022-K143 Class A2, 2.35% 3/25/32	200,000	171,951
Series 2022-K144 Class A2, 2.45% 4/25/32	1,176,000	1,018,741
Series 2022-K145 Class A2, 2.58% 5/25/32	494,000	432,279
Series 2022-K146 Class A2, 2.92% 6/25/32	1,138,000	1,024,245
Series 2022-K147 Class A2, 3% 6/25/32	1,384,000	1,253,678
Series K034 Class A2, 3.531% 7/25/23	222,143	220,691
Series K080 Class A2, 3.926% 7/25/28	454,836	448,627
Series 2017-K064 Class A2, 3.224% 3/25/27	472,919	454,781
Series 2017-K068 Class A2, 3.244% 8/25/27	652,712	626,686
Series 2017-K727 Class A2, 2.946% 7/25/24	3,028,316	2,956,570
Series 2018-K730 Class A2, 3.59% 1/25/25	1,019,257	998,216
Series 2019-K094 Class A2, 2.903% 6/25/29	1,410,116	1,310,064
Series 2019-K1510 Class A2, 3.718% 1/25/31	407,161	392,723
Series 2021-K123 Class A2, 1.621% 12/25/30	781,693	649,413
Series K036 Class A2, 3.527% 10/25/23	238,257	235,850
Series K046 Class A2, 3.205% 3/25/25	912,976	888,198
Series K047 Class A2, 3.329% 5/25/25	2,200,835	2,145,171
Series K053 Class A2, 2.995% 12/25/25	194,973	187,921
Series K056 Class A2, 2.525% 5/25/26	568,904	539,154
Series K062 Class A1, 3.032% 9/25/26	259,174	253,265
Series K079 Class A2, 3.926% 6/25/28	213,322	210,423
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	2,802,927	2,717,875
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 6.634% 9/15/31 (b)(c)(d)	371,522	363,775
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.634% 10/15/36 (b)(c)(d)	1,163,563	1,097,651
Class B, 1 month U.S. LIBOR + 1.150% 5.834% 10/15/36 (b)(c)(d)	450,000	418,146
Class C, 1 month U.S. LIBOR + 1.550% 6.234% 10/15/36 (b)(c)(d)	2,451,000	2,256,974
sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	395,009	380,490
Series 2020-GC45 Class A5, 2.9106% 2/13/53	1,245,771	1,074,554
Series 2013-GC12 Class A/S, 3.375% 6/10/46	2,410,418	2,398,495
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.3156% 8/15/39 (b)(c)(d)	3,000,000	2,975,558
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.4236% 4/15/37 (b)(c)(d)	324,490	305,948
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	925,287	900,197
Series 2014-C23 Class A5, 3.9342% 9/15/47	261,832	254,578
Series 2014-C24 Class A5, 3.6385% 11/15/47	714,600	688,274
Series 2015-C29 Class A4, 3.6108% 5/15/48	246,754	235,683
Series 2013-C17 Class A/S, 4.4584% 1/15/47	1,032,479	1,011,879
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	609,818	587,368
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (b)	158,353	126,682
Class EFX, 5.3635% 7/5/33 (b)(c)	192,511	149,196
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.1223% 5/15/39 (b)(c)(d)	2,976,439	2,909,845
Class B, CME Term SOFR 1 Month Index + 1.790% 6.621% 5/15/39 (b)(c)(d)	899,162	869,856
Class C, CME Term SOFR 1 Month Index + 2.090% 6.9202% 5/15/39 (b)(c)(d)	511,349	492,119
Class D, CME Term SOFR 1 Month Index + 2.540% 7.369% 5/15/39 (b)(c)(d)	454,472	433,975
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.6415% 3/15/38 (b)(c)(d)	675,307	655,182
Class B, CME Term SOFR 1 Month Index + 0.990% 5.8215% 3/15/38 (b)(c)(d)	217,253	207,887
Class C, CME Term SOFR 1 Month Index + 1.210% 6.0415% 3/15/38 (b)(c)(d)	136,648	129,790
Class D, CME Term SOFR 1 Month Index + 1.510% 6.3415% 3/15/38 (b)(c)(d)	190,097	179,602
Class E, CME Term SOFR 1 Month Index + 1.860% 6.6915% 3/15/38 (b)(c)(d)	166,149	155,218
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	403,691	386,693
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 5.934% 8/15/33 (b)(c)(d)	433,796	357,882
Class C, 1 month U.S. LIBOR + 1.500% 6.184% 8/15/33 (b)(c)(d)	1,044,807	835,846
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,052,468	976,536
Series 2020-L4 Class A3, 2.698% 2/15/53	487,766	414,908
Series 2021-L6 Class A4, 2.444% 6/15/54 (c)	5,000,000	4,036,692
Series 2018-H4 Class A4, 4.31% 12/15/51	1,275,945	1,216,918
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	152,075	139,131
Class C, 3.1771% 11/10/36 (b)(c)	145,921	130,243
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 5.585% 10/15/37 (b)(c)(d)	1,337,908	1,310,248
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	531,500	496,478
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.168% 10/15/36 (b)(c)(d)	1,309,993	1,248,575
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.2114% 12/15/37 (b)(c)(d)	57,034	56,308
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	267,524	274,181
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.8271% 2/15/39 (b)(c)(d)	263,000	247,324
Class C, CME Term SOFR 1 Month Index + 2.650% 7.4771% 2/15/39 (b)(c)(d)	137,000	128,368
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.2606% 7/15/36 (b)(c)(d)	813,932	779,594
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.4152% 11/15/38 (b)(c)(d)	1,011,403	968,608
Class B, 1 month U.S. LIBOR + 1.070% 5.7642% 11/15/38 (b)(c)(d)	579,290	551,766
Class C, 1 month U.S. LIBOR + 1.320% 6.0134% 11/15/38 (b)(c)(d)	359,780	339,033
Class D, 1 month U.S. LIBOR + 1.570% 6.2626% 11/15/38 (b)(c)(d)	236,463	221,642
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,123,328	878,791
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.884% 5/15/31 (b)(c)(d)	552,000	513,360
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	420,434	400,500
Series 2019-C52 Class A5, 2.892% 8/15/52	887,720	775,196
Series 2019-C54 Class A4, 3.146% 12/15/52	63,390	55,538
Series 2018-C48 Class A5, 4.302% 1/15/52	884,202	840,890
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	438,989	374,523
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	396,151	381,235
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $148,570,819)		145,195,260

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	265,000	366,252
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	130,000	157,622
Series 2010 S1, 7.043% 4/1/50	195,000	252,765
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	235,000	162,270
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	296,493
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	210,000	196,418
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	435,000	304,181
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	65,000	50,611
Series 2021 C, 2.843% 11/1/46	400,000	295,885
Series 2022 A, 4.507% 11/1/51	155,000	143,229
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	175,000	145,979
3.293% 6/1/42	85,000	67,523
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	100,000	76,256
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	169,091	168,845
5.1% 6/1/33	1,355,000	1,351,701
Series 2010-1, 6.63% 2/1/35	1,426,154	1,515,643
Series 2010-3:
6.725% 4/1/35	1,190,000	1,268,966
7.35% 7/1/35	645,357	708,384
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	210,000	206,502
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	260,000	334,634
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	130,000	145,674
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	130,000	106,517
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	155,000	121,740
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	235,000	184,193
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	942,000	1,028,223
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	129,000	163,611
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	395,000	350,428
4.131% 6/15/42	395,000	348,687
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	245,000	280,588
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	295,000	306,602
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	170,000	183,082
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	560,000	447,142
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	140,000	142,074
Series 2010 164, 5.647% 11/1/40	145,000	156,656
Series 225, 3.175% 7/15/60	635,000	451,643
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	155,000	131,843
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	175,000	194,046
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	310,000	320,963
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	360,000	250,373
3.256% 5/15/60	365,000	249,686
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	30,000	32,994
Series 2015 AP, 3.931% 5/15/45	105,000	96,665
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	130,000	109,483
Series 2021 B, 2.584% 11/1/51	65,000	44,449
TOTAL MUNICIPAL SECURITIES (Cost $14,500,562)		13,917,521

Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	968,000	906,184
3.3% 3/15/28	274,000	266,062
British Columbia Province 2.25% 6/2/26	654,000	620,541
Chilean Republic:
2.55% 7/27/33	854,000	700,440
3.24% 2/6/28	318,000	303,253
3.625% 10/30/42	358,000	282,663
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	716,000	610,390
Export Development Canada 2.625% 2/21/24	320,000	314,064
Hungarian Republic:
5.75% 11/22/23	88,000	88,099
7.625% 3/29/41	200,000	224,975
Indonesian Republic:
2.85% 2/14/30	961,000	866,582
3.5% 2/14/50	734,000	562,106
Israeli State:
3.25% 1/17/28	395,000	372,838
3.375% 1/15/50	813,000	621,047
Italian Republic:
2.875% 10/17/29	734,000	633,953
6.875% 9/27/23	165,000	165,983
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	396,000	363,652
4.5% 4/22/60 (b)	301,000	263,243
Manitoba Province 3.05% 5/14/24	41,000	40,286
Ontario Province:
0.625% 1/21/26	70,000	63,691
1.125% 10/7/30	658,000	539,718
2.3% 6/15/26	391,000	370,754
2.5% 4/27/26	137,000	130,883
3.05% 1/29/24	320,000	314,966
Panamanian Republic:
3.16% 1/23/30	517,000	452,957
4.5% 4/16/50	353,000	268,015
4.5% 4/1/56	547,000	405,908
Peruvian Republic:
1.862% 12/1/32	689,000	520,109
2.392% 1/23/26	133,000	125,211
2.78% 12/1/60	113,000	67,150
2.844% 6/20/30	448,000	391,104
3.55% 3/10/51	517,000	377,669
4.125% 8/25/27	396,000	387,907
6.55% 3/14/37	84,000	91,366
7.35% 7/21/25	133,000	140,132
Polish Government:
3.25% 4/6/26	181,000	175,604
4% 1/22/24	992,000	983,196
Quebec Province:
1.5% 2/11/25	791,000	751,940
2.5% 4/20/26	322,000	307,771
2.75% 4/12/27	350,000	334,366
2.875% 10/16/24	57,000	55,682
State of Qatar 4.4% 4/16/50 (b)	893,000	823,793
United Mexican States:
3.25% 4/16/30	366,000	327,296
3.5% 2/12/34	1,114,000	946,900
4.28% 8/14/41	1,201,000	981,292
4.35% 1/15/47	395,000	311,260
4.5% 1/31/50	254,000	204,676
4.6% 2/10/48	481,000	392,105
4.75% 3/8/44	266,000	225,817
5.55% 1/21/45	107,000	100,734
6.05% 1/11/40	132,000	134,046
Uruguay Republic:
4.125% 11/20/45	130,228	119,614
4.375% 10/27/27	33,363	33,463
4.375% 1/23/31	434,418	431,811
4.975% 4/20/55	321,625	315,997
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,063,630)		20,811,264

Supranational Obligations - 0.6%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	419,000	378,641
Asian Development Bank:
0.375% 9/3/25	1,103,000	1,010,717
0.5% 2/4/26	611,000	555,441
0.75% 10/8/30	534,000	432,193
1.5% 10/18/24	617,000	591,100
2% 4/24/26	173,000	163,409
2.5% 11/2/27	184,000	174,099
2.625% 1/30/24	412,000	404,626
2.625% 1/12/27	178,000	170,634
2.75% 1/19/28	1,032,000	988,474
Corporacion Andina de Fomento 2.375% 5/12/23	741,000	738,583
European Investment Bank:
0.75% 9/23/30	762,000	620,571
0.875% 5/17/30	183,000	151,484
1.25% 2/14/31	331,000	280,136
1.375% 5/15/23	667,000	664,311
1.875% 2/10/25	82,000	78,675
2.25% 6/24/24	620,000	603,998
2.375% 5/24/27	110,000	104,354
2.5% 10/15/24	157,000	152,976
2.875% 8/15/23	290,000	287,803
3.125% 12/14/23	378,000	373,777
3.25% 1/29/24	55,000	54,376
Inter-American Development Bank:
0.625% 7/15/25	607,000	562,400
0.875% 4/20/26	1,388,000	1,267,921
1.75% 3/14/25	505,000	482,517
2% 6/2/26	110,000	103,604
2.125% 1/15/25	50,000	48,238
2.25% 6/18/29	524,000	481,598
2.375% 7/7/27	184,000	173,592
3% 10/4/23	98,000	97,038
4.375% 1/24/44	239,000	245,259
International Bank for Reconstruction & Development:
0.375% 7/28/25	717,000	659,973
0.5% 10/28/25	905,000	829,305
0.75% 8/26/30	454,000	367,209
0.875% 5/14/30	555,000	456,615
1.25% 2/10/31	497,000	415,936
1.5% 8/28/24	543,000	521,844
1.625% 1/15/25	488,000	466,092
1.875% 6/19/23	374,000	371,651
1.875% 10/27/26	130,000	121,557
2.5% 3/19/24	104,000	101,932
2.5% 11/25/24	156,000	151,665
2.5% 7/29/25	104,000	100,553
2.5% 3/29/32	1,000,000	911,993
International Finance Corp.:
0.75% 8/27/30	303,000	245,833
2.875% 7/31/23	118,000	117,226
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $18,903,848)		18,281,929

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA:
2.25% 4/28/25	359,000	321,733
3.75% 2/18/26	370,000	338,402
Discover Bank:
3.45% 7/27/26	350,000	323,113
4.682% 8/9/28 (c)	347,000	317,599
Regions Bank 6.45% 6/26/37	969,000	988,844
Truist Bank 3.3% 5/15/26	208,000	191,515
U.S. Bank NA, Cincinnati 3.4% 7/24/23	274,000	272,240
TOTAL BANK NOTES (Cost $3,024,951)		2,753,446

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (j) (Cost $15,184,020)	173,052	14,610,744

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (k) (Cost $91,211,036)	91,192,797	91,211,036

TOTAL INVESTMENT IN SECURITIES - 117.0% (Cost $3,654,263,294)	3,562,526,371
NET OTHER ASSETS (LIABILITIES) - (17.0)%	(517,805,652)
NET ASSETS - 100.0%	3,044,720,719

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/53	(4,700,000)	(3,990,664)
2% 4/1/53	(2,000,000)	(1,698,155)
2% 4/1/53	(300,000)	(254,723)
2% 4/1/53	(1,250,000)	(1,061,347)
2% 4/1/53	(4,950,000)	(4,202,934)
2% 4/1/53	(4,150,000)	(3,523,672)
2.5% 4/1/53	(900,000)	(792,167)
2.5% 4/1/53	(150,000)	(132,028)
2.5% 4/1/53	(1,500,000)	(1,320,279)
2.5% 4/1/53	(1,200,000)	(1,056,223)
3% 4/1/53	(1,100,000)	(1,000,633)
3% 4/1/53	(1,100,000)	(1,000,633)
3% 4/1/53	(1,100,000)	(1,000,633)
3% 4/1/53	(1,125,000)	(1,023,374)
3% 4/1/53	(3,575,000)	(3,252,056)
3% 4/1/53	(50,000)	(45,483)

TOTAL GINNIE MAE		(25,355,004)

Uniform Mortgage Backed Securities
1.5% 4/1/53	(10,750,000)	(8,441,676)
2% 4/1/38	(900,000)	(812,698)
2% 4/1/38	(1,200,000)	(1,083,598)
2% 4/1/53	(17,100,000)	(14,129,402)
2% 4/1/53	(8,600,000)	(7,106,015)
2% 4/1/53	(3,900,000)	(3,222,495)
2% 4/1/53	(16,900,000)	(13,964,146)
2% 4/1/53	(3,900,000)	(3,222,495)
2% 4/1/53	(1,500,000)	(1,239,421)
2% 4/1/53	(10,450,000)	(8,634,634)
2% 4/1/53	(12,000,000)	(9,915,370)
2% 4/1/53	(1,800,000)	(1,487,305)
2% 4/1/53	(1,500,000)	(1,239,421)
2% 4/1/53	(9,950,000)	(8,221,494)
2% 4/1/53	(3,900,000)	(3,222,495)
2% 4/1/53	(6,200,000)	(5,122,941)
2% 4/1/53	(2,700,000)	(2,230,958)
2.5% 4/1/38	(600,000)	(556,430)
2.5% 4/1/38	(600,000)	(556,430)
2.5% 4/1/53	(2,200,000)	(1,896,211)
2.5% 4/1/53	(17,500,000)	(15,083,493)
2.5% 4/1/53	(2,150,000)	(1,853,115)
2.5% 4/1/53	(2,200,000)	(1,896,211)
2.5% 4/1/53	(1,700,000)	(1,465,254)
2.5% 4/1/53	(2,200,000)	(1,896,211)
2.5% 4/1/53	(1,300,000)	(1,120,488)
2.5% 4/1/53	(900,000)	(775,723)
2.5% 4/1/53	(18,800,000)	(16,203,981)
2.5% 4/1/53	(2,400,000)	(2,068,593)
2.5% 4/1/53	(1,300,000)	(1,120,488)
2.5% 4/1/53	(1,700,000)	(1,465,254)
2.5% 4/1/53	(1,700,000)	(1,465,254)
2.5% 4/1/53	(700,000)	(603,340)
2.5% 4/1/53	(1,700,000)	(1,465,254)
3% 4/1/53	(1,300,000)	(1,165,735)
3% 4/1/53	(6,850,000)	(6,142,527)
3% 4/1/53	(200,000)	(179,344)
3% 4/1/53	(2,000,000)	(1,793,438)
3% 4/1/53	(800,000)	(717,375)
3% 4/1/53	(200,000)	(179,344)
3% 4/1/53	(200,000)	(179,344)
3% 4/1/53	(800,000)	(717,375)
3% 4/1/53	(2,000,000)	(1,793,438)
3% 4/1/53	(6,850,000)	(6,142,527)
3% 4/1/53	(1,700,000)	(1,524,423)
3% 4/1/53	(500,000)	(448,360)
3% 4/1/53	(900,000)	(807,047)
3% 4/1/53	(1,500,000)	(1,345,079)
3% 4/1/53	(500,000)	(448,360)
3.5% 4/1/38	(975,000)	(943,008)
3.5% 4/1/53	(1,800,000)	(1,671,749)
3.5% 4/1/53	(1,800,000)	(1,671,749)
3.5% 4/1/53	(2,700,000)	(2,507,624)
3.5% 4/1/53	(300,000)	(278,625)
3.5% 4/1/53	(400,000)	(371,500)
3.5% 4/1/53	(3,000,000)	(2,786,249)
3.5% 4/1/53	(1,700,000)	(1,578,874)
3.5% 4/1/53	(7,900,000)	(7,337,121)
3.5% 4/1/53	(1,800,000)	(1,671,749)
3.5% 4/1/53	(200,000)	(185,750)
3.5% 4/1/53	(300,000)	(278,625)
3.5% 4/1/53	(4,025,000)	(3,738,217)
3.5% 4/1/53	(1,700,000)	(1,578,874)
3.5% 4/1/53	(200,000)	(185,750)
4% 4/1/53	(5,600,000)	(5,355,438)
4% 4/1/53	(750,000)	(717,246)
4% 4/1/53	(3,425,000)	(3,275,424)
4% 4/1/53	(2,575,000)	(2,462,545)
4% 4/1/53	(1,000,000)	(956,328)
4% 4/1/53	(3,100,000)	(2,964,617)
4% 4/1/53	(6,750,000)	(6,455,215)
4% 4/1/53	(2,675,000)	(2,558,178)
4.5% 4/1/53	(1,400,000)	(1,371,343)
4.5% 4/1/53	(2,600,000)	(2,546,780)
4.5% 4/1/53	(1,400,000)	(1,371,343)
4.5% 4/1/53	(600,000)	(587,718)
4.5% 4/1/53	(2,600,000)	(2,546,780)
4.5% 4/1/53	(1,800,000)	(1,763,155)
4.5% 4/1/53	(1,800,000)	(1,763,155)
4.5% 4/1/53	(7,000,000)	(6,856,716)
4.5% 4/1/53	(1,000,000)	(979,531)
4.5% 4/1/53	(600,000)	(587,718)
5% 4/1/38	(6,700,000)	(6,746,061)
5% 4/1/53	(3,000,000)	(2,991,444)
5% 4/1/53	(1,750,000)	(1,745,009)
5% 4/1/53	(1,600,000)	(1,595,437)
5% 4/1/53	(1,000,000)	(997,148)
5% 4/1/53	(3,000,000)	(2,991,444)
5.5% 4/1/53	(3,850,000)	(3,889,101)
5.5% 4/1/53	(800,000)	(808,125)
5.5% 4/1/53	(350,000)	(353,555)
5.5% 4/1/53	(1,900,000)	(1,919,296)
5.5% 4/1/53	(800,000)	(808,125)
5.5% 4/1/53	(4,200,000)	(4,242,655)
5.5% 5/1/53	(2,600,000)	(2,625,491)
5.5% 5/1/53	(1,900,000)	(1,918,628)
5.5% 5/1/53	(6,200,000)	(6,260,787)
5.5% 5/1/53	(2,500,000)	(2,524,511)
5.5% 5/1/53	(2,100,000)	(2,120,589)
5.5% 5/1/53	(3,850,000)	(3,887,747)
5.5% 5/1/53	(3,200,000)	(3,231,374)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(291,933,231)

TOTAL TBA SALE COMMITMENTS (Proceeds $317,634,371)		(317,288,235)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	103	Jun 2023	21,264,672	191,941	191,941
CBOT 5-Year U.S. Treasury Note Contracts (United States)	33	Jun 2023	3,613,758	55,548	55,548

TOTAL PURCHASED					247,489

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	304	Jun 2023	34,936,250	(759,931)	(759,931)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	113	Jun 2023	14,820,656	(582,936)	(582,936)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	Jun 2023	564,500	(20,394)	(20,394)

TOTAL SOLD					(1,363,261)

TOTAL FUTURES CONTRACTS					(1,115,772)
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,290,000	53,123	(31,095)	22,028
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	660,000	15,311	(7,429)	7,882
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	760,000	17,630	(7,161)	10,469
CMBX N.A. AAA Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	1,150,000	26,678	(13,617)	13,061
CMBX N.A. AAA Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	2,520,000	58,459	(48,108)	10,351
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	22,966	(16,215)	6,751
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,200,000	27,837	(8,193)	19,644
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	780,000	18,094	(5,542)	12,552
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760,000	17,630	(8,358)	9,272

TOTAL BUY PROTECTION							257,728	(145,718)	112,010
Sell Protection
CMBX N.A. BBB Index Series 13	NR	Dec 2072	Goldman Sachs & Co. LLC	3%	Monthly	70,000	(20,003)	20,649	646

TOTAL CREDIT DEFAULT SWAPS							237,725	(125,069)	112,656

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	1,063,000	33,581	0	33,581

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $275,754,929 or 9.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,286,035.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $25,322.

(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $45,644.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	155,746,676	296,027,324	360,562,964	1,565,593	-	-	91,211,036	0.2%
Fidelity Specialized High Income Central Fund	14,140,721	191,187	-	191,187	-	278,836	14,610,744	4.2%
Total	169,887,397	296,218,511	360,562,964	1,756,780	-	278,836	105,821,780

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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